Document and Entity Information	12 Months Ended
Jun. 30, 2012
Entity Registrant Name	Hollysys Automation Technologies, Ltd.
Entity Central Index Key	0001357450
Current Fiscal Year End Date	--06-30
Entity Filer Category	Accelerated Filer
Trading Symbol	holi
Entity Common Stock, Shares Outstanding	55,998,917
Document Type	20-F
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Jun. 30, 2011
ASSETS
Cash and cash equivalents	$ 96,332,962	$ 90,669,059
Time deposits with original maturities over three months	21,586,896	0
Restricted cash	5,544,273	4,115,733
Accounts receivable, net of allowance for doubtful accounts of $10,691,810 and $14,287,361 as of June 30, 2011 and 2012, respectively	136,589,994	98,002,235
Costs and estimated earnings in excess of billings, net of allowance for doubtful accounts of $1,232,813 and $1,890,108 as of June 30, 2011 and 2012, respectively	115,161,236	103,515,659
Other receivables, net of allowance for doubtful accounts of $249,052 and $344,978 as of June 30, 2011 and 2012, respectively	7,287,214	5,057,899
Advances to suppliers	10,300,182	7,818,493
Amounts due from related parties	16,336,558	12,175,447
Inventories	26,745,225	27,972,600
Prepaid expenses	876,363	1,018,841
Income tax recoverable	139,469	1,098,806
Deferred tax assets	772,061	2,021,466
Assets held for sale	0	8,945,718
Total current assets	437,672,433	362,411,956
Non-current assets:
Property, plant and equipment, net	63,536,646	53,581,313
Prepaid land leases	6,870,076	6,171,879
Acquired intangible assets, net	594,971	0
Advance payment for acquisition of a subsidiary	0	16,856,148
Investments in equity investees	13,080,929	15,596,090
Investments in cost investees	2,996,638	2,975,062
Goodwill	27,588,883	0
Deferred tax assets	414,399	991,496
Total non-current assets	115,082,542	96,171,988
TOTAL ASSETS	552,754,975	458,583,944
LIABILITIES AND EQUITY
Short-term bank loans	0	11,528,465
Current portion of long-term bank loans	7,914,668	5,408,245
Accounts payable	78,761,476	63,397,616
Construction costs payable	923,205	1,882,872
Deferred revenue	59,293,745	43,202,760
Accrued payroll and related expenses	6,448,623	6,181,626
Income tax payable	3,605,030	5,060,131
Warranty liabilities	3,575,920	2,798,800
Other tax payables	18,225,344	12,547,517
Accrued liabilities	7,746,036	5,692,209
Amounts due to related parties	1,964,275	3,338,563
Deferred tax liabilities	370,300	0
Total current liabilities	188,828,622	161,038,804
Non-current liabilities:
Long-term bank loans	24,641,374	31,676,865
Total non-current liabilities	24,641,374	31,676,865
Total liabilities	213,469,996	192,715,669
Commitments and contingencies
Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 54,692,129 and 55,998,917 shares issued and outstanding as of June 30, 2011 and 2012, respectively	55,999	54,693
Additional paid-in capital	151,305,146	140,373,585
Statutory reserves	23,091,072	23,061,779
Retained earnings	130,934,342	74,741,788
Accumulated other comprehensive income	32,714,556	26,825,812
Total Hollysys Automation Technologies Ltd. stockholders' equity	338,101,115	265,057,657
Noncontrolling interests	1,183,864	810,618
Total equity	339,284,979	265,868,275
TOTAL LIABILITIES AND EQUITY	$ 552,754,975	$ 458,583,944

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Jun. 30, 2012	Jun. 30, 2011
Allowance for doubtful accounts, accounts receivable	$ 14,287,361	$ 10,691,810
Allowance For Doubtful Accounts Receivable And Unbilled Services	1,890,108	1,232,813
allowance for doubtful accounts, other receivables	$ 344,978	$ 249,052
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	55,998,917	54,692,129
Common stock, shares outstanding	55,998,917	54,692,129

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Net revenues
Integrated contract revenue (including revenue from related parties of $6,360,381, $3,717,358 and $5,256,870 for the years ended June 30, 2010, 2011 and 2012, respectively)	$ 304,967,477	$ 248,576,098	$ 164,118,183
Products sales (including revenue from related parties of $34,589, $580,705, and $109,917 for the years ended June 30, 2010, 2011 and 2012, respectively)	16,736,455	14,265,788	9,971,013
Total net revenues	321,703,932	262,841,886	174,089,196
Costs of integrated contracts (including purchase from related parties of $5,462,744, $3,064,587, and $72,774 for the years ended June 30, 2010, 2011 and 2012 respectively)	189,152,826	165,354,157	110,268,475
Costs of products sold	6,204,356	6,359,013	3,668,899
Gross profit	126,346,750	91,128,716	60,151,822
Operating expenses
Selling	27,636,866	20,445,846	12,152,019
General and administrative (including operating lease expense paid to a related party of $32,069, nil, and nil for the years ended June 30, 2010, 2011 and 2012, respectively)	26,025,459	16,671,448	13,914,091
Research and development	25,552,297	20,132,575	13,071,318
VAT refunds and government subsidies	(18,306,056)	(10,811,919)	(11,533,006)
Total operating expenses	60,908,566	46,437,950	27,604,422
Income from operations	65,438,184	44,690,766	32,547,400
Other (expense) income, net (including other income from related parties of nil, nil, and $45,475 for the years ended June 30, 2010, 2011 and 2012, respectively)	792,817	(208,093)	(215,277)
Gain on disposal of investments in equity investees	2,043,977	1,400,533	0
Gain in earnings for the issuance of shares by an equity investee	0	756,619	0
Share of net income (loss) of equity investees	(3,141)	2,847,866	3,958,073
Interest income	1,751,982	1,101,531	1,149,695
Interest expenses	(3,097,754)	(2,680,141)	(2,220,467)
Income before income taxes	66,926,065	47,909,081	35,219,424
Income tax expenses	10,352,318	6,443,967	7,663,433
Net income	56,573,747	41,465,114	27,555,991
Less: net income (loss) attributable to noncontrolling interests	351,900	(4,884)	1,851,453
Net income attributable to Hollysys Automation Technologies Ltd. stockholders	56,221,847	41,469,998	25,704,538
Net income per ordinary share:
Basic (in dollars per share)	$ 1.01	$ 0.76	$ 0.5
Diluted (in dollars per share)	$ 1.01	$ 0.75	$ 0.5
Weighted average ordinary shares used in income per share computation:
Basic (in shares)	55,659,765	54,564,842	51,243,667
Diluted (in shares)	55,828,361	54,949,280	51,838,294
Other comprehensive income, net of tax
Foreign currency translation adjustments, net of nil tax	5,910,090	9,308,905	1,219,809
Comprehensive income	62,483,837	50,774,019	28,775,800
Less: comprehensive income attributable to non-controlling interests	373,246	35,753	1,876,297
Comprehensive income attributable to Hollysys Automation Technologies Ltd. stockholders	$ 62,110,591	$ 50,738,266	$ 26,899,503

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Parenthetical] (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Integrated contract revenue from related parties	$ 5,256,870	$ 3,717,358	$ 6,360,381
Products sales revenue from related parties	109,917	580,705	34,589
Costs of integrated contracts purchase from related parties	72,774	3,064,587	5,462,744
Operating lease expense paid to a related party	0	0	32,069
Other income from related parties	$ 45,475	$ 0	$ 0

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities:
Net income	$ 56,573,747	$ 41,465,114	$ 27,555,991
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation of property, plant and equipment	6,054,199	4,334,113	2,538,048
Amortization of prepaid land leases	171,204	134,479	144,994
Amortization of intangible assets	1,362,282	0	0
Allowance for doubtful accounts	4,434,129	2,816,320	2,790,078
Loss (gain) on disposal of property, plant and equipment	196,117	(166,177)	14,112
Impairment loss on goodwill	0	0	286,610
Impairment loss on property, plant and equipment	0	23,711	715,246
Impairment loss on investment in an equity investee	0	0	152,732
Impairment loss on investment in a cost investee	0	165,948	0
Share of net (income) loss from equity investees	3,141	(2,847,866)	(3,958,073)
Gain on disposal of shares of equity investees	(2,043,977)	(1,400,533)	0
Gain in earnings for the issuance of shares by an equity investee	0	(756,619)	0
Amortization of expenses accrued for bond payable	0	31,531	61,281
Share based compensation expenses	1,139,368	551,966	524,076
Deferred income tax (benefit) expenses	1,713,253	(1,297,968)	(885,014)
Changes in operating assets and liabilities:
Accounts receivable	29,288,766	(30,227,617)	(10,131,840)
Costs and estimated earnings in excess of billings	12,302,872	(42,587,603)	(10,191,299)
Inventories	2,412,298	(3,256,130)	(4,716,959)
Advances to suppliers	(1,814,764)	3,384,430	(2,598,327)
Other receivables	4,132,144	(685,398)	(93,051)
Deposits and other assets	(1,118,873)	506,365	1,497,584
Due from related parties	(2,871,070)	(336,128)	(3,143,615)
Accounts payable	8,838,803	18,481,215	5,032,941
Deferred revenue	14,392,486	7,994,334	12,480,428
Accruals and other payable	2,966,928	2,113,829	5,953,753
Due to related parties	(344,006)	(457,800)	1,145,916
Income tax payable	(2,871,713)	(1,167,314)	3,489,790
Other tax payables	5,445,154	1,390,307	1,480,414
Net cash provided by (used in) operating activities	57,179,212	(1,793,491)	30,145,816
Cash flows from investing activities:
Time deposits placed with banks	39,012,896	0	0
Purchases of property, plant and equipment	(8,250,146)	(16,045,183)	(20,918,968)
Maturity of time deposits	17,426,000
Proceeds from disposal of property, plant and equipment	3,276,341	12,574	9,251
Proceeds from disposal of investments in equity investees	4,439,707	3,726,997	0
Receipts from collection of advances to equity investees	0	27	653,325
Investment of an equity investee	(474,316)	0	0
Investment of a cost investee	0	0	(1,001,569)
Dividends from equity investees	0	90,517	58,640
Acquisition of a subsidiary, net of cash acquired	(5,296,855)	0	(279,120)
Cash prepaid for acquisition of a subsidiary	0	(16,856,148)	0
Net cash used in investing activities	27,892,165	(29,071,216)	(21,478,441)
Cash flows from financing activities:
Repayments of bonds payable	0	(12,068,913)	0
Proceeds from short-term bank loans	563,736	15,671,580	1,465,996
Repayments of short-term bank loans	12,314,261	(5,924,784)	(5,863,985)
Repayments of long-term bank loans	(6,012,895)	(1,508,614)	(5,130,987)
Cash injected by noncontrolling interests	0	0	718,338
Acquisition of equity interests from noncontrolling interests	0	0	(10,373,600)
Proceeds from exercise of share options	672,000	1,070,700	0
Repayment of amounts due to the former shareholders of a subsidiary	(8,243,700)	0	0
Net cash used in financing activities	25,335,120	(2,760,031)	(19,184,238)
Effect of foreign exchange rate changes	1,711,976	4,791,852	1,136,142
Net (decrease) increase in cash and cash equivalents	5,663,903	(28,832,886)	(9,380,721)
Cash and cash equivalents, beginning of year	90,669,059	119,501,945	128,882,666
Cash and cash equivalents, end of year	96,332,962	90,669,059	119,501,945
Supplementary disclosures of cash flow information:
Interest	3,031,593	2,680,141	2,227,667
Income tax	11,144,407	7,109,057	5,074,938
Supplementary disclosures of significant non-cash transactions:
Acquisition of property, plant and equipment included in construction costs payable and accrued liabilities	8,010,950	0	0
Issuance of ordinary shares in connection with the acquisition of equity interests in a subsidiary from noncontrolling interests	0	0	53,011,515
Issuance of ordinary shares as purchase consideration in connection with a business combination	$ 9,121,499	$ 0	$ 0
Issuance of ordinary shares upon exercise of Unit Purchase Options ("UPO")	0	0	93

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Jul. 01, 2009	$ 49,943	$ 131,220,209	$ 15,135,442	$ 13,232,254	$ 13,902,045	$ 173,539,893	$ 22,479,241	$ 196,019,134
Balance (in shares) at Jul. 01, 2009	49,942,614
Share based compensation expenses	0	524,076	0	0	0	524,076	0	524,076
Acquisition of additional equity interest in a subsidiary from noncontrolling interests	4,414	7,006,970	2,261,335	0	2,460,534	11,733,253	(24,305,847)	(12,572,594)
Acquisition of additional equity interest in a subsidiary from noncontrolling interest (in shares)	4,413,948
Acquisition of a subsidiary	0	0	0	0	0	0	7,548	7,548
Capital contribution from noncontrolling interests	0	0	0	0	0	0	717,626	717,626
Issuance of ordinary shares upon exercise of UPO	93	(93)	0	0	0	0	0	0
Issuance of ordinary shares upon exercise of UPO (in shares)	92,567
Net income	0	0	0	25,704,538	0	25,704,538	1,851,453	27,555,991
Foreign currency translation adjustments	0	0	0	0	1,194,965	1,194,965	24,844	1,219,809
Balance at Jun. 30, 2010	54,450	138,751,162	17,396,777	38,936,792	17,557,544	212,696,725	774,865	213,471,590
Balance (in shares) at Jun. 30, 2010	54,449,129
Share based compensation expenses	0	551,966	0	0	0	551,966	0	551,966
Issuance of ordinary shares upon exercise of UPO	243	1,070,457	0	0	0	1,070,700	0	1,070,700
Issuance of ordinary shares upon exercise of UPO (in shares)	243,000
Net income	0	0	0	41,469,998	0	41,469,998	(4,884)	41,465,114
Appropriations to statutory reserves	0	0	5,665,002	(5,665,002)	0	0	0	0
Foreign currency translation adjustments	0	0	0	0	9,268,268	9,268,268	40,637	9,308,905
Balance at Jun. 30, 2011	54,693	140,373,585	23,061,779	74,741,788	26,825,812	265,057,657	810,618	265,868,275
Balance (in shares) at Jun. 30, 2011	54,692,129
Balance at Jul. 01, 2011	54,693	140,373,585	23,061,779	74,741,788	26,825,812	265,057,657	810,618	265,868,275
Balance (in shares) at Jul. 01, 2011	54,692,129
Share based compensation expenses	0	1,139,368	0	0	0	1,139,368	0	1,139,368
Acquisition of a subsidiary	1,006	9,120,493	0	0	0	9,121,499	0	9,121,499
Acquisition of a subsidiary (in shares)	1,006,788
Issuance of ordinary shares upon exercise of UPO	300	671,700	0	0	0	672,000	0	672,000
Issuance of ordinary shares upon exercise of UPO (in shares)	300,000
Net income	0	0	0	56,221,847	0	56,221,847	351,900	56,573,747
Appropriations to statutory reserves	0	0	29,293	(29,293)	0	0	0	0
Foreign currency translation adjustments	0	0	0	0	5,888,744	5,888,744	21,346	5,910,090
Balance at Jun. 30, 2012	$ 55,999	$ 151,305,146	$ 23,091,072	$ 130,934,342	$ 32,714,556	$ 338,101,115	$ 1,183,864	$ 339,284,979
Balance (in shares) at Jun. 30, 2012	55,998,917

ORGANIZATION AND BUSINESS BACKGROUND	12 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

NOTE 1 - ORGANIZATION AND BUSINESS BACKGROUND

Hollysys Automation Technologies Ltd. (“Hollysys” or the “Company”), formerly known as HLS Systems International Ltd., was established under the laws of the British Virgin Islands (“BVI”) on February 6, 2006, for the purpose of merging with Chardan North China Acquisition Corporation (“Chardan”), a blank check company incorporated in Deleware, United States of America, and to hold 100% interest in Gifted Time Holdings Limited (“GTH”) upon the completion of a share exchange transaction (the “Share Exchange Transaction”). GTH was established under the laws of BVI on September 21, 2005 and was the holding company of Beijing Hollysys Co., Ltd (“Beijing Hollysys”) (74.11%) and Hangzhou Hollysys Automation Co., Ltd. (“Hangzhou Hollysys”) (60%) through a reorganization arrangement.

On September 7, 2007, the shareholders of Chardan approved the Share Exchange Transaction. As a result, Chardan merged with and into Hollysys finishing the re-domestication merger and Hollysys consummated the Share Exchange Transaction with GTH. Upon completion of the Share Exchange Transaction, Hollysys owned 100% interest in GTH, which held 74.11% beneficiary interest of Beijing Hollysys and 60% equity interest of Hangzhou Hollysys. Beijing Hollysys held the remaining 40% equity interest of Hangzhou Hollysys.

On July 1, 2009, the Company acquired 1.78% equity interest in Beijing Hollysys from the noncontrolling shareholders for a consideration of RMB 18,000,000 (approximately $2,638,793). Upon completion of the acquisition, the Company held a 75.89% equity interest in Beijing Hollysys.

On December 23, 2009, the Company entered into a share sale and purchase agreement with Unionway Resources Limited (the “Seller”), a business company incorporated in the BVI, pursuant to which, among other things, the Company acquired 24.11% equity interest of Beijing Hollysys. As the consideration for the acquisition, the Company paid RMB 67,634,366 (approximately $9,917,063) in cash and issued 4,413,948 ordinary shares, with total fair value of $53,011,515, to the Seller on March 16, 2010. Upon completion of the acquisition, the Company indirectly owns 100% of Beijing Hollysys.

As of June 30, 2012, details of the Company’s subsidiaries are as follows:

Name of company	Place of incorporation	Date of incorporation	Percentage of ownership interest attributable to the Company		Principal activities
			Directly	Indirectly

Gifted Time Holdings Limited ("GTH")	BVI	September 21, 2005	100%	-	Investment holding

Clear Mind Limited ("Clear Mind")	BVI	November 29, 2007	-	100%	Investment holding

World Hope Enterprises Limited ("World Hope")	Hong Kong	September 17, 2007	-	100%	Investment holding

Beijing Helitong Science & Technology Exploration Co., Ltd. ("Helitong")	People’s Republic of China (“PRC”)	January 25, 2008	-	100%	Investment holding

Hollysys Group Co., Ltd. ("Hollysys Group")	PRC	December 17, 2007	-	100%	Investment holding

Hollysys (Beijing) Investment Co., Ltd. ("Hollysys Investment")	PRC	April 15, 2011	-	100%	Investment management

Beijing Hollysys Automation & Drive Co., Ltd. ("Hollysys A&D")	PRC	May 13, 2008	-	100%	Provision of integrated automation products and services

Hangzhou Hollysys Automation Co., Ltd. ("Hangzhou Hollysys")	PRC	September 24, 2003	-	100%	Provision of integrated automation products and services

Beijing Hollysys Electronics Technology Co., Ltd. ("Hollysys Electronics")	PRC	June 4, 2010	-	100%	Manufacture components of automation products for intercompanies

Beijing Hollycon Medicine & Technology Co., Ltd. ("Hollycon")	PRC	June 4, 2010	-	51%	Manufacture and sale of medical automation equipment

Beijing Hollysys Co., Ltd. ("Beijing Hollysys")	PRC	September 25, 1996	-	100%	Provision of integrated automation products and services

Beijing Haotong Science and Technology Development Co., Ltd. ("Haotong")	PRC	October 26, 2000	-	100%	Dormant

Beijing WoDeWeiYe Technology Exploration Co., Ltd. ("WoDeWeiYe")	PRC	December 31, 1997	-	51%	Manufacture and sale of electric components

Xi’an Hollysys Co., Ltd. ("Xi'an Hollysys")	PRC	March 9, 2011	-	100%	Research and development

Hollysys (Asia Pacific) Pte. Limited ("HAP")	Singapore	October 23, 1997	100%	-	Investment holding; Sale of integrated automation products

Concord Corporation Pte Ltd ("CCPL")	Singapore	March 10, 2008	-	100%	Provision of integrated construction and installation services

Concord Electrical Pte Ltd. ("CEPL")	Singapore	May 25, 1984	-	100%	Provision of integrated construction and installation services

Concord Electrical Sdn. Bhd ("CESB")	Malaysia	May 13, 1994	-	100%	Provision of integrated construction and installation services

Concord Corporation Pte. Ltd., Dubai branch ("CCPL Dubai")	Dubai	December 17, 2007	-	100%	Provision of integrated construction and installation services

Concord Solution (HK) Limited ("CSHK")	Hong Kong	May 9, 2012	-	100%	Provision of integrated automation products and services

The Company is principally engaged in the manufacture, sale and provision of integrated automation systems and services in the PRC mainly through the PRC operating subsidiaries, and engaged in the provision of integrated construction and installation services in the Southeast Asia and the Middle East through its Singapore subsidiaries.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of consolidation and basis of presentation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company transactions and balances are eliminated upon consolidation. The consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

Foreign currency translations and transactions

The Company, GTH, Clear Mind and World Hope’s functional and reporting currency is the United States dollars (“US dollars” or “$”); whereas the Company’s subsidiaries use the primary currency of the economic environment in which their operations are conducted as their functional currency. Basically, Renminbi (“RMB”) is determined to be the functional currency of all PRC subsidiaries; Singapore dollar (“SGD”) is determined to be the functional currency of HAP, CCPL and CEPL; and United Arab Emirates Dirham (“AED”), the Malaysian Ringgit (“MYR”), and Hong Kong dollar (“HKD”) are the functional currencies of CCPL Dubai, CESB, and CSHK, respectively.

The Company translates the assets and liabilities into US dollars using the rate of exchange prevailing at the balance sheet date, and the statements of comprehensive income are translated at average rates during the reporting period. Adjustments resulting from the translation of financial statements from the functional currency into US dollars are recorded in stockholders’ equity as part of accumulated other comprehensive income. Gains or losses resulting from transactions in currencies other than the functional currency are reflected in consolidated statements of comprehensive income for the reporting period.

For the year ended June 30, 2010, 2011 and 2012, the Company recorded foreign exchange gain (loss), net of $86,641, $1,326,011 and ($275,341), respectively.

Business combinations

The Company accounts for its business combinations using the purchase method of accounting in accordance with Accounting Standards Codification (“ASC”) Topic 805, Business Combinations. The purchase method accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Company acquired based on their estimated fair values. The consideration transferred of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total cost of the acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the statements of comprehensive income.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Acquisition-related costs are recognized as general and administrative expenses in the statements of comprehensive income as incurred.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and bank deposits, which are unrestricted as to withdrawal and use. All highly liquid investments that are readily convertible to known amounts of cash with original stated maturities of three months or less are classified as cash equivalents.

Time deposits with original maturities over three months

Time deposits with original maturities over three months consist of deposits placed with financial institutions with original maturity terms of six months or one year.

Restricted cash

Restricted cash consists of the cash deposited in banks pledged for performance guarantees and is not available until these guarantees are expired or cancelled.

Revenue recognition

Integrated solutions contracts

Revenues generated from designing, building, and delivering customized integrated industrial automation systems are recognized over the contractual terms based on the percentage of completion method. The contracts for designing, building, and delivering customized integrated industrial automation systems are legally enforceable binding agreements between the Company and customers. The duration of contracts depends on the contract size and ranges from 6 months to 5 years excluding the warranty period. The majority of the contract duration is longer than one year.

In accordance with ASC Subtopic 605-35, Revenue Recognition - Construction-Type and Production-Type Contracts recognition is based on an estimate of the income earned to date, less income recognized in earlier periods. Revisions in the estimated total costs of integrated contracts are made in the period in which the circumstances requiring the revision become known. Provisions, if any, are made currently for anticipated loss on the uncompleted contracts.

The Company reviews and updates the estimated total costs of integrated solution contracts at least semi-annually. The Company accounts for revisions to contract revenue and estimated total costs of integrated solution contracts, including the impact due to approved change orders, in the period in which the facts that cause the revision become known as changes in estimates. Unapproved change orders are considered claims. Claims are recognized only when it has been awarded by customers. Excluding the impact of change orders, if the estimated total costs of integrated solution contracts, which are revised during the year ended June, 30, 2012, had been used as a basis of recognition of contract revenue since the contract commencement, net income, basic net income per share, and diluted net income per share for the year ended June 30, 2012, would have decreased by $13,109,779, $0.24, and $0.23, respectively. Revisions to estimated total costs for the year ended June 30, 2012 were made in the ordinary course of business.

The Company combines a group of contracts as one project if they are closely related and are, in substance, parts of a single project with an overall profit margin. Whereas, the Company segments a contract into several projects, when they are of different business substance, for example, with different business negotiation, solutions, implementation plans, margins, etc.

Revenue in excess of billings on the contracts is recorded as costs and estimated earnings in excess of billings. Billings in excess of revenues recognized on the contracts are recorded as deferred revenue until the above revenue recognition criteria are met.

The Company generally recognizes 100% of the contractual revenue upon receipt of customer acceptance as the Company estimates that no further major costs will be incurred under a contract, a signed customer acceptance document has been obtained, and the warranty period commences. Revenues are presented net of taxes collected on behalf of the government.

Product sales

Revenue generated from sales of products is recognized when the following four revenue recognition criteria are met (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred, (iii) the selling price is fixed or determinable, and (iv) collectability is reasonably assured.

Inventories

Inventories are composed of raw materials work in progress, purchased and manufactured finished goods and low value consumables. Inventories are accounted for on the “first-in, first-out basis”, and stated at the lower of cost or market.

The Company assesses the lower of cost or market for non-saleable, excess or obsolete inventories based on its periodic review of inventory quantities on hand and the latest forecasts of product demand and production requirements from its customers. The Company writes down inventories for non-saleable, excess or obsolete raw materials, work-in-process and finished goods by charging such write-downs to cost of integrated contracts and/or costs of products sold.

Warranties

Warranties represent a major term under an integrated contract, which will last, in general, for one to three years or otherwise specified in the terms of the contract. The Company accrues warranty liabilities under an integrated contract as a percentage of revenue recognized, which is derived from its historical experience, in order to recognize the warranty cost for an integrated contract throughout the contract period. In addition, the Company estimates whether or not the accrued warranty liabilities are adequate by considering specific conditions that may arise and the number of contracts under warranty period at each reporting date. The Company adjusts the accrued warranty liabilities in line with the results of its assessment.

Accounts receivable and costs and estimated earnings in excess of billings

Performance of the integrated contracts often will extend over long periods and the Company’s right to receive payments depends on its performance in accordance with the contractual agreements. Billings are rendered based on agreed milestones included in the contracts with customers. There are different milestones amount in the contracts the Company has won. In general, there are four milestones: 1) project commencement, 2) system manufacturing and delivery, 3) installation, trial-run and customer acceptance, and 4) expiration of the warranty period. The amounts to be billed when each of the specified milestones is reached are specified in the contracts. All contracts have the first milestone, but not all contracts have a prepayment. Each interval of two continuous billings under an integrated contract varies depending on the duration of the contract (under certain contracts, the interval of two continuous billings is longer than one year) and the last billing to be issued for an integrated solution contract is at the end of a warranty period. Prepayments received are recorded as deferred revenue. The deferred revenue will be recognized as revenue under the percentage of completion method along with the progress of a contract. If no prepayment is received by the Company, revenue will be recognized through cost and estimated earnings in excess of billings.

The Company does not require collateral from its customers. Based on the prevailing collection practices in China, it is a reasonable expectation for the enterprises in the automation industry to take over one year to collect the accounts receivable in full.

The Company does not charge interest for late payments by its customers. The Company periodically reviews the status of contracts and decides how much of an allowance for doubtful accounts should be made based on factors surrounding the credit risk of customers and its historical experience. The Company sets up a doubtful account for an individual customer based on the customer’s credit worthiness.

Property, plant and equipment, net

Property, plant and equipment are recorded at cost and are stated net of accumulated depreciation. Depreciation expense is determined using the straight-line method over the estimated useful lives of the assets as follows:

Buildings	30 years
Machinery	5 - 10 years
Software	5 years
Vehicles	5 years
Electronic and other equipment	5 years

Construction in progress represents uncompleted construction work of certain facilities which, upon completion, management intends to hold for production purposes. In addition to costs under construction contracts, external costs directly related to the construction of such facilities, including duty and tariff, equipment installation and shipping costs, and borrowing costs are capitalized. Depreciation commences when the asset is placed in service.

Maintenance and repairs are charged directly to expense as incurred, whereas betterment and renewals are capitalized in their respective accounts. When an item is retired or otherwise disposed of, the cost and applicable accumulated depreciation are removed and the resulting gain or loss is recognized for the reporting period.

Prepaid land leases, net

Prepaid land lease payments, for the land use right of three parcels of land in the PRC, are initially stated at cost and are subsequently amortized on a straight-line basis over the lease terms of 49 to 50 years.

Acquired intangible assets, net

Acquired intangible assets are carried at cost less accumulated amortization and any impairment. Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets, except for which are estimated to have an indefinite useful life, are amortized using a straight-line method. Intangible assets estimated to have an indefinite useful life are not amortized but tested for impairment annually or more frequently when indicators of impairment exist.

These amortization methods reflect the estimated pattern in which the economic benefits of the respective acquired intangible assets are to be consumed. The estimated useful lives for the acquired intangible assets are as follows:

Category	Estimated useful life

Customer relationship	5 years
Order backlog	2 years

Residual values are considered nil.

Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of net tangible and identifiable intangible assets acquired. The Company’s goodwill outstanding at June 30, 2012 was related to the acquisition of Concord Corporation Pte. Ltd. (“CCPL”) and its subsidiaries Concord Electrical Pte. Ltd. (“CEPL”), Concord Electrical Sdn. Bhd. (“CESB”) and Concord Corporation Pte. Ltd, Dubai Branch (“CCPL Dubai”) (collectively, “Concord”) (see notes 3). In accordance with ASC 350, Intangibles, Goodwill and Other, goodwill is not amortized, but rather is tested for impairment at least annually or more frequently if there are indicators of impairment present.

The goodwill testing utilizes a two-step impairment analysis, whereby the Company compares the carrying value of each identified reporting unit to its fair value. If the carrying value of the reporting unit is greater than its fair value, the second step is performed, where the implied fair value of goodwill is compared to its carrying value. The Company recognizes an impairment charge for the amount by which the carrying amount of goodwill exceeds its implied fair value.

For each of the years ended June 30, 2010, 2011 and 2012, there was an impairment loss of $286,610, nil, and nil respectively, included in general and administrative expenses. The impairment charge was related to the acquisition of Beijing WoDeWeiYe Technology Limited (see note 3).

Impairment of long-lived assets other than goodwill

The Company evaluates its long-lived assets or asset group including acquired intangibles with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Company evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value, generally based upon discounted cash flows or quoted market prices.

The impairment loss on long-lived assets for each of the years ended June 30, 2010, 2011 and 2012 were $715,246, $23,711 and nil respectively, included in the general and administrative expenses, which represented impairment loss on property, plant and equipment.

Shipping and handling costs

All shipping and handling fees charged to customers are included in net revenue, and shipping and handling costs for goods shipped by the Company to customers are included in cost of integrated contracts and/or costs of products sold.

Income taxes

The Company follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Company adopted ASC 740, Income Taxes, which clarifies the accounting and disclosure for uncertainty in income taxes. Interests and penalties arising from underpayment of income taxes shall be computed in accordance with the related tax laws. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interests and penalties recognized in accordance with ASC 740 are classified in the financial statements as a component of income tax expense. In accordance with the provisions of ASC 740, the Company recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Company’s estimated liability for unrecognized tax positions which is included in the accrued liabilities is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Company’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Company’s financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Company to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Research and development

Research and development costs consist primarily of staff costs, which include salaries, bonuses and benefits for research and development personnel. Research and development costs also include travel expenses of research and development personnel as well as depreciation of hardware equipment and software tools and other materials used in research and development activities. Research and development costs are expensed as incurred. Software development costs are also expensed as incurred as the costs qualifying for capitalization have been insignificant.

VAT refunds and government subsidies

Pursuant to the laws and regulations of the PRC, the Company remits 17% of its sales as VAT, and then is entitled to a refund of the 14% VAT levied on all sales containing internally developed software products. VAT refunds are recognized in the statements of comprehensive income when the necessary approval from the tax authority has been received. Certain subsidiaries of the Company located in the PRC receive government subsidies from local PRC government agencies. Government subsidies are recognized in the statement of comprehensive income when the attached conditions have been met. VAT refunds and government subsidies are included as a credit to operating expenses in the statements of comprehensive income.

Appropriations to statutory reserve

Under the corporate law and relevant regulations in the PRC, all of the subsidiaries of the Company located in the PRC are required to appropriate a portion of its retained earnings to statutory reserve. All subsidiaries located in the PRC are required to appropriate 10% of its annual after-tax income each year to the statutory reserve until the statutory reserve balance reaches 50% of the registered capital. In general, the statutory reserve shall not be used for dividend distribution purposes.

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management evaluates estimates, including those related to the expected total costs of integrated contracts, expected gross margins of integrated solution contracts, allowance for doubtful accounts, fair values of share options, the purchase price allocation with respect to business combinations, warranties, valuation allowance of deferred tax assets and impairment of goodwill and other long-lived assets. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ materially from those estimates.

Segment reporting

In accordance with ASC 280 Segment reporting, segment reporting is determined based on how the Company’s chief operating decision maker reviews operating results to make decisions about allocating resources and assessing performance of the Company. According to management’s approach, the Company operates in two principal business segments from 2012, namely industrial automation and rail transportation. The Company does not allocate any assets to the two segments as management does not use the information to measure the performance of the reportable segments.

Comprehensive income

Comprehensive income is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. In accordance with ASC 220, Comprehensive Income, the Company presents components of net income and other comprehensive income in one continuous statement.

Investments in equity and cost investees

The Company accounts for its equity investments under either the cost method or the equity method in accordance with its equity interest holding percentage. Under the cost method, investments are initially carried at cost. The Company recognizes an impairment charge, equal to the difference between the cost basis and the fair value of the investment, when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. A variety of factors are considered when determining if a decline in fair value below carrying value is other than temporary, including, among others, the financial condition and prospects of the investee.

The investments in entities over which the Company has the ability to exercise significant influence are accounted for using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s Board of Directors and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate.

Under the equity method, original investments are recorded at cost and adjusted by the Company's share of undistributed earnings or losses of these entities, by the amortization of any basis difference between the amount of the Company's investment and its share of the net assets of the investee, and by dividend distributions or subsequent investments. Unrealized inter-company profits and losses with equity investees are eliminated. An impairment charge, being the difference between the carrying amount and the fair value of the equity investee, is recognized in the consolidated statements of comprehensive income when the decline in value is considered other than temporary.

The impairment loss on investment in cost investees for the years ended June 30, 2010, 2011 and 2012 were nil, $165,948, and nil, respectively. The impairment loss on investments in equity investees for the years ended June 30, 2010, 2011 and 2012 were $152,732, nil, and nil respectively.

Capitalization of interest

Interest incurred on borrowings for the Company’s construction of facilities and assembly line projects during the active construction period are capitalized. The capitalization of interest ceases once a project is substantially complete. The amount to be capitalized is determined by applying the weighted-average interest rate of the Company’s outstanding borrowings to the average amount of accumulated capital expenditures for assets under construction during the year and is added to the cost of the underlying assets and amortized over their respective useful lives.

Income per share

Income per share is computed in accordance with ASC 260, Earnings Per Share. Basic income per ordinary share is computed by dividing income (loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted income per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

Share-based compensation

The Company accounts for share-based compensation in accordance with ASC 718, Compensation-Stock Compensation. The Company recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award. The compensation cost for each vesting tranche in an award subject to performance vesting is recognized ratably from the service inception date to the vesting date for each tranche. To the extent the required service and performance conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent period if actual forfeitures differ from initial estimates.

Fair value measurements

The Company has adopted ASC 820 (“ASC 820”), Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. It does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information. It establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable inputs, which may be used to measure fair value and include the following:

Level 1 -	Quoted prices in active markets for identical assets or liabilities.
Level 2 -	Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3 -	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The carrying amount of cash and cash equivalents, time deposits with original maturities over three months, restricted cash, accounts receivable, other receivables, amount due to or from related parties, and accounts payable are reasonable estimates of their fair value because of the short maturity of these items. The carrying amount of the Company’s long term bank loan approximates its fair value as the long term bank loan is subject to a floating interest rate.

Reclassifications

The consolidated financial statements for prior years reflect certain reclassifications, which have no effect on previously reported results, to conform to the current year presentation. The item reclassified includes prepaid land leases amounting to $6,171,879 which were previously included in property, plant and equipment in the consolidated balance sheet as at June 30, 2011, and is presented as a separate line in the consolidated balance sheet as at June 30, 2012.

Concentration of risks

Concentration of credit risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, time deposits with original maturities over three months, accounts receivable and other receivables. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet dates. As of June 30, 2012, substantially all of the Company’s cash and cash equivalents and time deposits with original maturities exceeding three months were managed by financial institutions located in the PRC and Singapore, which management believes are of high credit quality. Accounts receivable are typically unsecured and the risk with respect to accounts receivable is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring process of outstanding balances.

The Company has no customer that individually comprised 10% or more of the outstanding balance as of June 30, 2011 and 2012.

Concentration of business and economic risk

A majority of the Company’s net revenue and net income are derived in the PRC. The Company’s operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC’s political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

Concentration of currency convertibility risk

A majority of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Concentration of foreign currency exchange rate risk

The Company’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents and time deposits with original maturities over three months denominated in foreign currencies. Since July 21, 2005, the RMB has been permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. On June 19, 2010, the People’s Bank of China announced the end of the RMB’s de facto peg to USD, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB’s exchange rate flexibility. The exchange rate floating bands will remain the same as previously announced in the inter-bank foreign exchange market. The depreciation of the US dollars against RMB was approximately 0.61%, 4.64% and 2.22% for the years ended June 30, 2010, 2011 and 2012 respectively. Any significant revaluation of RMB may materially and adversely affect the Company’s cash flows, revenues, earnings and financial position, and the value of its shares in US dollars. An appreciation of RMB against the US dollar would result in foreign currency translation losses when translating the net assets of the Company from RMB into US dollar.

Recent accounting pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2011-04, Fair Value Measurement (“Topic 820”), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”) which amends the fair value measurement guidance and includes some enhanced disclosure requirements. The most significant change in disclosures is an expansion of the information required for Level 3 measurements based on unobservable inputs. The standard is effective for fiscal years beginning after December 15, 2011. Early adoption is not permitted. The Company does not expect the adoption of ASU 2011-04 will have a material impact on its consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”). ASU 2011-05 eliminates the option to report other comprehensive income and its components in the statement of changes in shareholders’ equity and requires an entity to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement or in two separate but consecutive statements. This pronouncement is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (“ASU 2011-12”). ASU 2011-12 defers the requirement in ASU 2011-05 that entities present reclassification adjustments for each component of accumulated other comprehensive income in both net income and other comprehensive income on the face of the financial statements. ASU 2011-12 requires entities to continue to present amounts reclassified out of accumulated other comprehensive income on the face of the financial statements or disclose those amounts in the notes to the financial statements. The effective date of ASU 2011-12 is consistent with ASU 2011-05, which is effective for fiscal years and interim periods beginning after December 15, 2011 for public entities. Retrospective application is required and early adoption is permitted. The Company has opted to early adopt ASU 2011-05. The provision of ASU 2011-12 did not have a material impact on the presentation of the Company’s financial statements.

BUSINESS COMBINATION	12 Months Ended
Jun. 30, 2012
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

NOTE 3 - BUSINESS COMBINATION

Acquisition of WoDeWeiYe

On September 1, 2009, Beijing Hollysys acquired 51% equity interest of Beijing WoDeWeiYe Technology Limited (WoDeWeiYe”), which was principally engaged in intelligent electric meter business, for cash consideration of RMB 2,000,000 (equivalent to $294,422), to further build up its foothold in the subway automation sector. The identifiable net assets of the acquiree were insignificant and goodwill of $286,610, comprised of the value of expected synergy arising from acquisition, was recognized. The total net cash paid in this acquisition was $279,120. The amounts of WoDeWeiYe’s revenue and earnings included in the Company’s consolidated statement of comprehensive income for the year ended June 30, 2010 were insignificant to the Company’s result of operations.

Acquisition of Concord

Effective on July 1, 2011, the Company acquired 100% interests of Concord, a Singapore headquartered electrification related system and service provider to rail and industrial companies in Southeast Asia and the Middle East. The consideration was a combination of cash and ordinary shares, with a total value of approximately $42,910,784, which consisted of:

1)	SGD 41,500,000 cash (approximately $33,789,285), which was paid in two equal installments of SGD 20,750,000 each in May 2011 and July 2011, respectively; and
2)	1,006,788 ordinary shares of the Company, with a market value of approximately $9,121,499 as of July 1, 2011, the closing date, issued on September 2, 2011.

The Company also granted an aggregate of 1,510,181 Incentive Shares to the two selling shareholders of Concord which are subject to service and Concord achieving pre-determined net income performance targets. As the Incentive Shares are subject to service conditions, they were determined to be within the scope of ASC 718 (see note 18).

Through the acquisition, the Company seeks to expand the existing distribution and marketing channels to cross-sell the Company’s existing product lines in rail and industrial segments to the growing Southeast Asia and the Middle East markets. As a result of the transaction, Concord becomes the Company’s wholly owned subsidiaries.

The following table summarizes the fair value of the assets acquired and liabilities assumed at the date of acquisition on July 1, 2011.

July 1, 2011
Cash and cash equivalents	$11,597,787
Accounts receivable	8,325,504
Other receivables	486,028
Advances to suppliers	485,583
Inventories	536,125
Prepaid expenses	48,098
Property, plant and equipment	4,009,933
Intangible assets	1,957,253
Total identifiable assets acquired	27,446,311

Accounts payable	4,379,465
Deferred revenue	696,452
Accrued payroll and related expense	329,946
Income tax payable	2,284,070
Accrued liabilities	3,236,106
Deferred tax liabilities	553,432
Long-term bank loans	644,939
Total liabilities assumed	12,124,410

Net identifiable assets acquired	15,321,901

Goodwill	27,588,883
Net assets acquired	$42,910,784

The identified intangible assets include acquired customer relationships of $529,162, with an estimated useful life of 5 years, and acquired order backlogs of $1,428,091, with an estimated useful life of 2 years.

The goodwill which is not tax deductible is primarily attributable to synergies expected to be achieved from the acquisition.

The Company recognized $351,836 of acquisition-related cost in general and administrative expenses in the statements of comprehensive income for the year ended June 30, 2012.

The following unaudited pro forma consolidated financial information reflects the results of the operations of the Company for the years ended June 30, 2010 and 2011, as if the acquisition of Concord described above had been completed as of July 1, 2009. The pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition of Concord actually taken place on the date indicated and may not be indicative of future operating results. These amounts have been calculated after applying the Company's accounting policies and the pro forma adjustments are based upon available information and certain assumptions that management believes are reasonable.

	Year Ended June 30,
	2010	2011
	(Unaudited)	(Unaudited)

Total revenues	$199,341,604	$295,966,559
Net income attributable to Hollysys Automation Technologies Ltd. stockholders	33,225,194	48,967,621

Net income per ordinary share:
Basic	0.65	0.90
Diluted	$0.64	$0.89

For the year ended June 30, 2012, Concord contributed approximately $24,237,402 to the Company’s total net revenues, and $1,936,780 to the Company’s net income.

INVENTORIES	12 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

NOTE 4 - INVENTORIES

Components of inventories are as follows:

	June 30,
	2011	2012

Raw materials	$8,470,007	$7,630,420
Work in progress	4,776,610	5,242,369
Finished goods	14,660,932	13,869,692
Low value consumables	65,051	2,744

	$27,972,600	$26,745,225

ACCOUNTS RECEIVABLE	12 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

NOTE 5 - ACCOUNTS RECEIVABLE

	June 30
	2011	2012

Accounts receivable	$108,694,045	$150,877,355
Allowance for doubtful accounts	(10,691,810)	(14,287,361)

	$98,002,235	$136,589,994

Of the total accounts receivable, $6,767,705 and nil as of June 30, 2011 and 2012, respectively, were pledged for short-term bank loans (note 14).

The movements in allowance for doubtful accounts are as follows:

	June 30,
	2010	2011	2012

Balance at beginning of year	$6,276,670	$8,408,318	$10,691,810
Additions	2,438,328	2,731,820	3,744,986
Written off	(341,917)	(903,768)	(408,848)
Exchange difference	35,237	455,440	259,413

Balance at end of year	$8,408,318	$10,691,810	$14,287,361

COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS	12 Months Ended
Jun. 30, 2012
Costs In Excess Of Billings and Billings In Excess Of Costs Incurred [Abstract]
Costs In Excess Of Billings and Billings In Excess Of Costs Incurred [Text Block]

NOTE 6 - COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS

	June, 30
	2011	2012

Contract costs incurred plus estimated earnings	$389,676,454	$573,517,664
Less: progress billings	(286,160,795)	(458,356,428)

	$103,515,659	$115,161,236

As of June 30, 2011 and 2012, balances of $11,351,985 and $16,762,243, respectively, were related to contracts which are completed but are still within the warranty period, included the amounts of $2,301,449 and $676,318 expected to be collected after one year.

PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 7 - PROPERTY, PLANT AND EQUIPMENT

A summary of property, plant and equipment is as follows:

	June 30,
	2011	2012

Buildings	$41,388,443	$53,018,610
Machinery	4,434,365	4,758,477
Software	2,798,335	3,573,146
Vehicles	1,282,623	1,607,261
Electronic and other equipment	16,218,118	16,991,624
Construction in progress	757,390	3,648,878
	66,879,274	83,597,996

Less: Accumulated depreciation	(13,297,961)	(20,061,350)

	$53,581,313	$63,536,646

Of the total property, plant and equipment, $32,504,272 and $35,819,745 as of June 30, 2011 and 2012, respectively, are pledged for the long-term bank loans (note 15).

Construction in progress consists of capital expenditures and capitalized interest charges relating to the construction of facilities and assembly lines projects. Interest of $1,102,772, $310,551, and $102,577 during the period of construction for the years ended June 30, 2010, 2011 and 2012, respectively, have been capitalized.

The depreciation for the years ended June 30, 2010, 2011 and 2012 were $2,538,048, $4,334,113, and $6,054,199, respectively.

PREPAID LAND LEASES	12 Months Ended
Jun. 30, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Land Leases [Text Block]

NOTE 8 - PREPAID LAND LEASES

A summary of prepaid land leases is as follows:

	June 30,
	2011	2012

Prepaid land leases	$6,734,503	$7,818,674
Less: Accumulated amortization	(562,624)	(948,598)

	$6,171,879	$6,870,076

The amortization for the years ended June 30, 2010, 2011 and 2012 were $144,994, $134,479, and $171,204, respectively.

Of the total prepaid land leases, $5,285,678 and $5,291,525 as of June 30, 2011 and 2012, respectively, are pledged for the long-term bank loans (note 15).

ASSETS HELD FOR SALE	12 Months Ended
Jun. 30, 2012
Property, Plant and Equipment Assets Held-For-Sale Disclosure [Abstract]
Long Lived Assets Held For Sale Disclosure [Text Block]

NOTE 9 - ASSETS HELD FOR SALE

Upon the completion of the new facilities in Beijing Economic-Technological Development Area, the Company relocated its headquarters to the new facilities in August 2010, and intended to dispose of the previous headquarters in Beijing Xisanqi, which was comprised of a prepaid land lease and buildings, with an aggregate carrying amount of $8,945,718 as of June 30, 2011. The previous headquarters were recognized as assets held for sale as of June 30, 2011.

However, during the year ended June 30, 2012, due to the state macro-control on the real estate market in the PRC, the Company decided not to dispose of the previous headquarters in Beijing Xisanqi, and reclassified them from assets held for sale to prepaid land lease and property, plant and equipment as of June 30, 2012, respectively. Upon reclassification, each asset was recorded at the carrying amount before it was classified as held for sale, adjusted for any amortization or depreciation that would have been recognized had the asset been continuously classified as held and used, which was lower than its fair value. The effect on the results of operations related to amortization and depreciation charges for the year ended June 30, 2012 amounted to $281,270.

ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Jun. 30, 2012
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets Disclosure [Text Block]

NOTE 10 - ACQUIRED INTANGIBLE ASSETS, NET

	June 30,
	2011			2012
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value

Customer relationships	$-	-	-	$529,162	(105,832)	423,330
Order backlog	-	-	-	1,428,091	(1,256,450)	171,641
	$-	-	-	$1,957,253	(1,362,282)	594,971

The intangible assets were related to Concord, which was acquired on July 1, 2011. The amortization for the years ended June 30, 2010, 2011 and 2012 were nil, nil, and $1,362,282, respectively. Estimated amortization expense relating to the existing intangible assets for each of next five years is as follows:

Year ending June 30,
2013	$277,473
2014	105,832
2015	105,832
2016	105,834
2017	-
$594,971

GOODWILL	12 Months Ended
Jun. 30, 2012
Goodwill Disclosure [Abstract]
Goodwill Disclosure [Text Block]

NOTE 11 - GOODWILL

The changes in the carrying amount of goodwill are as follows:

	June 30,
	2011	2012

Balance at beginning of year	$-	$-
Goodwill acquired (note 3)	-	27,588,883
Impairment losses	-	-

Balance at end of year	$-	$27,588,883

INVESTMENTS IN EQUITY AND COST INVESTEES	12 Months Ended
Jun. 30, 2012
Equity and Cost Method Investments [Abstract]
Investment [Text Block]

NOTE 12 - INVESTMENTS IN EQUITY AND COST INVESTEES

The following long-term investments were accounted for under either the equity method or cost method.

June 30, 2012	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits	Advance to investee company	Total

Equity method
China Techenergy Co., Ltd.	40.00%	$5,691,790	$943,733	$46,610	$6,682,133
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	837,348	2,421,214	-	3,258,562
Beijing IPE Biotechnology Co., Ltd. (“IPE”)	23.39%	1,559,290	1,354,973	-	2,914,263
New Huake Electric Technology Co., Ltd.	37.50%	237,158	(237,158)	-	-
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	474,316	(248,345)	-	225,971
		$8,799,902	$4,234,417	$46,610	$13,080,929

Cost method
Shenhua Hollysys Information Technology Co., Ltd.	20.00%	$1,505,385	$-	$-	$1,505,385
Zhongjijing Investment Consulting Co., Ltd.	5.00%	316,211	-	-	316,211
Heilongjiang Ruixing Technology Co., Ltd.	8.31%	1,080,179	-	-	1,080,179
Zhejiang Sanxin Engineering Co., Ltd.	6.00%	94,863	-	-	94,863
		$2,996,638	$-	$-	$2,996,638

June 30, 2011	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits	Advance to investee company	Total

Equity method
China Techenergy Co., Ltd.	50.00%	$6,953,458	$2,994,512	$45,554	$9,993,524
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	818,367	2,020,888	-	2,839,255
New Huake Electric Technology Co., Ltd.	37.50%	231,782	(92,350)	-	139,432
Beijing IPE Biotechnology Co., Ltd.	23.39%	1,523,944	1,099,935	-	2,623,879
		$9,527,551	$6,022,985	$45,554	$15,596,090

Cost method
Shenhua Hollysys Information Technology Co., Ltd.	20.00%	$1,471,261	$-	$-	$1,471,261
Hollysys Equipment Technology Co., Ltd.	20.00%	46,356	-	-	46,356
Zhejiang Sanxin Engineering Co., Ltd.	6.00%	92,713	-	-	92,713
Zhongjijing Investment Consulting Co., Ltd.	5.00%	309,043	-	-	309,043
Heilongjiang Ruixing Technology Co., Ltd.	8.31%	1,055,689	-	-	1,055,689
		$2,975,062	$-	$-	$2,975,062

In July 2010, the Company entered into an agreement to dispose of 29% of its 49% equity interest in Shenhua Hollysys Information Technology Co., Ltd. (“Shenhua Information”, formerly known as Hollysys Information Technology Co., Ltd.) to the other equity interest owner, for a cash consideration of RMB 23,377,700 (equivalent to $3,526,793), and a gain of $1,443,994 was recognized in the consolidated statements of comprehensive income for the year ended June 30, 2011. Upon the disposal, the Company held a 20% equity interest of Shenhua Information, and lost the ability to exercise significant influence in Shenhua Information. The Company discontinued accruing its share of the earnings or losses of Hollysys Information and adopted the cost method to account for the remaining 20% equity interest of Shenhua Information upon the partial disposal of Shenhua Information.

In December 2010, the Company disposed of all its investment in Zhejiang Sanxin Technology Co., Ltd at cost with nil gain or loss recognized.

In November 2010, the Company entered into an agreement to dispose of 3.115% of its 31.15% equity interest in IPE to a third party, for a cash consideration of RMB 934,500 (equivalent to $140,980), and a loss of $43,461 was recognized in the consolidated statements of comprehensive income for the year ended June 30, 2011. The Company continued to hold a 28.035% equity interest in IPE after the disposal.

In April 2011, a third party invested RMB 30,000,000 (equivalent to $4,525,843) into IPE. As a result, the Company’s equity interest in IPE was diluted from 28.035% to 23.39%, while the share of net assets from IPE increased by $756,619. This increase in share of net assets from IPE was recognized as gain in earnings for the issuance of shares by an equity investee in the consolidated statements of comprehensive income during the year ended June 30, 2011.

In August 2011, the Company entered into an agreement to dispose 20% interest in Hollysys Equipment Technology Co., Ltd., for a cash consideration of RMB 280,700 (equivalent to $44,381), and a loss of $3,039 was recognized in gain on disposal of investments in equity investees in the consolidated statements of comprehensive income for the year ended June 30, 2012.

In November 2011, the Company entered into an agreement to dispose of 10% of its existing 50% equity interest in China Techenergy Co., Ltd. to the other equity interest owner, for a cash consideration of RMB 27,800,000 (equivalent to $4,395,326), and a gain of $2,047,016 was recognized in gain on disposal of investments in equity investees in the consolidated statements of comprehensive income for the year ended June 30, 2012. Upon the disposal, the Company held a 40% equity interest of China Techenergy Co., Ltd.

In February 2012, Hollysys Machine was established with a registered capital of RMB 10,000,000 (equivalent to $1,588,310), of which RMB 3,000,000 (equivalent to $476,493) was injected by the Company. Therefore, the Company held 30% interests in Hollysys Machine, and accounted for it under equity method. Hollysys Machine mainly engages in sales of Programmable Logic Controller products.

WARRANTY LIABILITIES	12 Months Ended
Jun. 30, 2012
Warranty Liability [Abstract]
Warranty Liability Disclosure [Text Block]

NOTE 13 - WARRANTY LIABILITIES

	June 30,
	2011	2012

Beginning balance	$1,916,654	$2,798,800
Expense accrued	1,912,880	3,031,835
Expense incurred	(1,143,953)	(2,319,630)
Exchange difference	113,219	64,915

	$2,798,800	$3,575,920

SHORT-TERM BANK LOANS	12 Months Ended
Jun. 30, 2012
Short-Term Debt [Abstract]
Short-term Debt [Text Block]

NOTE 14 - SHORT-TERM BANK LOANS

On June 30, 2011, the Company’s short-term bank borrowings consisted of revolving bank loans of $11,528,465 from several banks. The short-term bank loans were fully repaid during the year ended June 30, 2012.

As of June 30, 2011, the short-term borrowings of $11,528,465 were subject to annual interest rates from 5.85% to 8.1765%, with a weighted average interest rate of 7.37%, of which $6,767,705 was collateralized by a pledge of certain accounts receivable, amounting to $6,767,705. The remaining borrowings were without any guarantee or pledge of assets.

For the years ended June 30, 2010, 2011, and 2012, interest expenses amounted to $91,076, $117,507 and $557,333, respectively.

LONG-TERM BANK LOANS	12 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Long-term Debt [Text Block]

NOTE 15 - LONG-TERM BANK LOANS

		June 30,
		2011	2012

RMB-denominated loan	(i)	$37,085,110	$32,411,580
MYR-denominated loan	(ii)	-	144,462
		37,085,110	32,556,042

Less: current portion		(5,408,245)	(7,914,668)

		$31,676,865	$24,641,374

(i)	The RMB denominated loan is repayable by 16 installments by March 29, 2016. It carries an annual interest rate of 5.94% at the inception date subject to yearly adjustments by reference to the benchmark rate over the same period announced by the People’s Bank of China. The borrowing is secured by a pledge of the headquarters facilities in Beijing, comprising of prepaid land lease and buildings with an aggregate carrying value of $37,789,950 and $41,111,270 as of June 30, 2011 and 2012, respectively. Principal payments of $7,905,264, $7,905,263, $7,905,263 and $8,695,790 are scheduled to be repaid in 2013, 2014, 2015 and 2016 respectively.

(ii)	The MYR denominated loan, assumed in the acquisition of Concord, is repayable by 129 installments by March 31, 2023. The interest rate is based on a premium of 2.5% per annum over the Bank Negara Malaysia Funding Rate with daily reset based on Bank Negara Malaysia’s benchmark rate over the same period for the first five years from March 8, 2007, thereafter at an interest rate of 0.3% per annum over the lending bank’s base lending rate with daily reset for the sixth year onwards. For the year ended June 30, 2012, the effective rate was 6.9% per annum. The borrowing is secured by a pledge of CESB’s building in Malaysia, with a carrying value of $569,171 as of June 30, 2012.

Scheduled principal payments for all outstanding borrowings on June 30, 2012 are as follows:

Year ending June 30,
2013	$7,914,668
2014	7,915,337
2015	7,916,055
2016	8,707,351
2017	12,384
2018 and onwards	90,247
$32,556,042

For the years ended June 30, 2010, 2011, and 2012, interest of $2,398,459, $2,396,133 and $2,642,998 was incurred; of which $1,295,687, $2,085,582 and $2,540,421 was charged to interest expenses, and $1,102,772, $310,551, and $102,577 was capitalized as construction in progress respectively.

LONG-TERM BOND PAYABLE	12 Months Ended
Jun. 30, 2012
Long Term Bond Payable [Abstract]
Debt Disclosure [Text Block]

NOTE 16 - LONG-TERM BOND PAYABLE

In December 2007, Beijing Hollysys and three independent third parties entered into an agreement with the underwriters to issue bonds to institutional and public investors in the PRC with an aggregate principal amount of RMB 305,000,000 (equivalent to $44,466,475). Pursuant to the agreement, Beijing Hollysys issued RMB 80,000,000 (equivalent to $11,663,338) of bond (the “Bond”) for the purpose of technology improvement and industrial implementation of certain technology. The Bond carried interest at a rate of 6.68% per annum, which was payable semi-annually and matured in December 2010. Related to the Bond, Beijing Zhongguancun Science and Technology Guaranty Co., Ltd. undertook joint and several guarantee liabilities in full in favor of Beijing Hollysys. Concurrently, the China Development Bank authorized its business department to undertake general guarantee liability in respect of the guarantee liabilities of Beijing Zhongguancun Science and Technology Guaranty Co., Ltd. The Bond issuing costs were RMB 1,254,054 (equivalent to $183,559). Such issuing costs were amortized during the three-year term of the Bond and any unamortized issuing cost was presented as long-term deferred expenses on the balance sheet. The long term bond was fully repaid in December 2010.

For the year ended June 30, 2010, 2011, and 2012, the related interest expense amounted to $792,510, $342,684, and nil, respectively.

STOCKHOLDERS' EQUITY	12 Months Ended
Jun. 30, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 17 - STOCKHOLDERS’ EQUITY

On July 1, 2009, the Company acquired 1.78% equity interest of Beijing Hollysys from the noncontrolling stockholders for cash consideration of RMB 18,000,000 (equivalent to $2,638,793).

On December 23, 2009, the Company entered into a Share Purchase Agreement with a noncontrolling stockholder, Unionway Resources Limited, to acquire further 24.11% equity interest of Beijing Hollysys, by issuing 4,413,948 ordinary shares of the Company with a fair value of $53,011,515 and making a cash payment of RMB 67,634,366 (equivalent to $9,936,203). The 4,413,948 shares were issued on March 16, 2010.

According to ASC 810, Consolidation, these noncontrolling interest acquisitions were recognized as equity transactions, and the difference between the consideration paid and the carrying amount of the 1.78% and 24.11% equity interest in Beijing Hollysys amounting approximately to $1,414,108, and $44,586,023, respectively, was recognized as additional paid in capital during the year ended June 30, 2010.

The Company issued a unit purchase option to the representative of the underwriters of the Company’s August 2005 initial public offering, or the UPO. The UPO is exercisable for 250,000 units, comprised of 250,000 of the Company’s ordinary shares and 500,000 warrants, each warrant to purchase one ordinary share. The part of underlying warrants expired in 2009 pursuant to the terms of the UPO. In April 2010, the holders of the Unit Purchase Options (“UPO”) exercised 250,000 of the UPO on a cashless basis, and 92,567 ordinary shares were issued to the UPO holders on June 3, 2010. There were no UPO outstanding after the exercise.

In August 2010, the Board of Directors adopted the 2010 Rights Plan. The 2010 Rights Plan provides for a dividend distribution of one preferred share purchase (the “Right”), for each outstanding ordinary share.  Each Right entitles the shareholder to buy one share of the Class A Preferred Stock at an exercise price of $160.  The Right will become exercisable if a person or group announces an acquisition of 20% or more of the outstanding ordinary shares of the Company, or announces commencement of a tender offer for 20% or more of the ordinary shares. In that event, the Rights permit shareholders, other than the acquiring person, to purchase the Company’s ordinary shares having a market value of twice the exercise price of the Rights, in lieu of the Class A Preferred Stock. In addition, in the event of certain business combinations, the Rights permit the purchase of the ordinary shares of an acquiring person at a 50% discount.  Rights held by the acquiring person become null and void in each case.  Unless terminated earlier by the Board of Directors, the 2010 Rights Plan will expire on September 27, 2020. There is no accounting impact related to the Right.

SHARE BASED COMPENSATION EXPENSES	12 Months Ended
Jun. 30, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

NOTE 18 - SHARE BASED COMPENSATION EXPENSES

On September 20, 2007, the Company adopted the “2006 Stock Plan” (the “Plan”) which allows the Company to offer a variety of incentive awards to employees, officers, directors and consultants. Options to purchase 3,000,000 ordinary shares are authorized under the Plan. The Company issues new shares to employees, officers, directors and consultants upon share option exercise or share unit conversion.

Share options

On February 1, 2008 and June 2, 2008, options to purchase 186,000 and 60,000 ordinary shares were granted to directors of the Company under the terms of the Plan. 186,000 and 60,000 options were granted with exercise prices of $7.90 and $5.85 per share respectively, of which 231,000 options had an expiry period of five years from the date of grant and vested over a period of three years, and 15,000 options had an expiry period of one year from the date of grant with immediate vesting. The 15,000 options were not exercised and have expired.

On January 20, 2009, options to purchase 450,000 ordinary shares were granted to one employee under the terms of the Plan. They were granted with an exercise price of $2.24 per share, with an expiry period of 10 years from the date of grant and vest over a period of 3 years.

A summary of the share option activity under the Plan for the year ended June 30, 2012 is as follows:

Share Options	Number of shares	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Outstanding at June 30, 2011	438,000	$3.74	5.75	$2,444,040

Exercised	(300,000)	2.24	7.08	1,860,782
Outstanding at June 30, 2012	138,000	$7.01	0.73	$208,380
Vested and expected to vest at June 30, 2012	138,000	$7.01	0.73	$208,380
Exercisable at June 30, 2012	138,000	$7.01	0.73	$208,380

The total intrinsic value of share options exercised during the years ended June 30, 2010, 2011 and 2012 was nil, $2,640,820 and $1,860,782, respectively.

The Company recorded share based compensation expense relating to share options of $524,076, $456,628, and $202,125, which is included in general and administrative expenses, for the years ended June 30, 2010, 2011 and 2012, respectively. As of June 30, 2012, there is no unrecognized share based compensation expense to be recognized for the above share options.

Performance options

On February 20, 2012, performance share options to purchase 1,476,000 ordinary shares were granted under the terms of the Plan. They were granted with an exercise price of $9.29 per share, had an expiry period of five years from the date of grant, and would vest subject to the service and performance conditions shown below:

·	For 60,000 options, if the Company’s Price/Earnings Ratio (“P/E”) achieves 15 times or above for any five consecutive days after the grant date, and at least one new analyst from any well-known sell side bank issues a favorable report of the Company each year in the three years after the grant date, 30,000 options will vest; if the Company’s P/E achieves 18 times or above for any five consecutive days after the grant date, and at least two new analyst from any well-known sell side bank issues a favorable report of the Company each year in the three years after the grant date, 60,000 options will vest. The 60,000 options will cliff vest on the 36 month anniversary of the grant date, and will remain exercisable from the vesting date until the 60 month anniversary of the grant date. The Company estimates that it is not probable that the performance conditions of this award can be met and thus the related grant is not expected to vest.

·	For 1,416,000 options, if the compound average growth rate of the Company’s Non-GAAP diluted earnings per share from the year ended June 30, 2011 to the year ended June 30, 2014 (the “EPS threshold”) equals or exceeds 15%, but less than 20%, 944,000 options will vest; if the EPS threshold equals or exceeds 20%, but less than 25%, additional 236,000 options will vest; if the EPS threshold equals or exceeds 25%, additional 236,000 options will vest. Of the total 1,416,000 options, 283,200, 283,200 and 849,600 options will vest on the 24 month, 36 month, and 48 month anniversary of the grant date respectively. The Non-GAAP diluted earnings per share is defined as diluted net income per share adjusted to exclude amortization of discount and interest on notes payable related to the bridge loan and share based compensation costs. The options will remain exercisable from the vesting date until the 60 month anniversary of the grant date. The Company estimates that 236,000 options related to the EPS threshold at or above 25%.

A summary of the performance share option activity under the Plan for the year ended June 30, 2012 is as follows:

Performance options	Number of shares	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding at June 30, 2011	-	$-	-	$-

Granted	1,476,000	9.29	5	-
Exercised	-	-	-	-
Forfeited or expired	-	-	-	-
Outstanding at June 30, 2012	1,476,000	$9.29	4.64	$-
Vested and expected to vest at June 30, 2012	1,180,000	$9.29	4.64	$-
Exercisable at June 30, 2012	-	$-	-	$-

The weighted average grant-date fair value of performance share options was nil, nil and $9.15 for the years ended June 30, 2010, 2011 and 2012, respectively. There were no performance share options exercised during the year ended June 30, 2012. No options have been vested as at June 30, 2012.

The Company recorded share based compensation expense relating to performance share options of nil, nil, and $654,318, which is included in general and administrative expenses, for the years ended June 30, 2010, 2011 and 2012, respectively. As of June 30, 2012, total unrecognized share based compensation expense of $4,525,881 related to performance share options is expected to be recognized over a weighted average vesting period of 2.92 years.

The fair value of each performance share option granted is estimated on the date of grant using the Black-Scholes Option Pricing Model. The following table presents the assumptions used to estimate the fair values of the share options granted in the periods presented:

Year Ended June 30,
2012

Risk-free rate of return	0.71%
Expected life (in years)	4.17
Weighted average expected volatility	62.64%
Expected dividends	-

Weighted average risk-free rate of return for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. Expected option life is estimated based on historical options exercise pattern in accordance with ASC Topic 718 Share-based Compensation. Expected volatility is estimated based on historical volatility of the Company’s stock. Dividend yield is estimated by the Company at zero for the expected option life.

Restricted shares

During the year ended June 30, 2011, the Company granted 67,500 restricted ordinary shares to certain directors under the Plan, of which 15,000 shares were granted on January 1, 2011, 22,500 shares were granted on February 1, 2011, and the remaining 30,000 were granted on June 2, 2011. These restricted shares vest over a three year period starting from the grant date. Fair value of the restricted shares was determined with reference to the market closing price at grant date.

A summary of the restricted share activity for the year ended June 30, 2012 is as follows:

	Number of restricted shares	Weighted average grant date fair value

Nonvested at June 30, 2011	61,041	$12.34

Vested	20,416	12.52
Nonvested at June 30, 2012	40,625	$12.25

The total fair value of restricted shares vested during the years ended June 30, 2010, 2011 and 2012 were nil, $95,335, and $255,621, respectively. The aggregate intrinsic value of all the outstanding restricted shares as of June 30, 2012 was $629,100. The Company recorded restricted share compensation expense of nil, $95,338 and $282,924, included in general and administrative expenses, for the year ended June 30, 2010, 2011 and 2012, respectively. As of June 30, 2012, total unrecognized compensation expense of $470,515 related to the restricted shares is expected to be recognized over a weighted-average vesting period of 1.74 years.

Incentive shares

The Company granted 1,510,181 Incentive Shares to the two selling shareholders of Concord subject to a service period of two years commencing from July 1, 2011, and Concord achieving the net income performance targets of $10,000,000 and $11,500,000 for the years ended June 30, 2012 and 2013, respectively (“Targeted Net Income Thresholds”). Upon achieving the Targeted Net Income Thresholds for the years ending June 30, 2012 and 2013, 755,091 and 755,090 ordinary shares will be issued, respectively.

The grant date fair value of the Incentive Shares was $9.06 per share based on the closing price of the Company’s ordinary shares on the grant date.

For the year ended June 30, 2012, no share based compensation expense relating to the Incentive Shares was recorded because the Company did not expect the performance conditions to be met for both years and the Targeted Net Income Threshold for the year ended June 30, 2012 was not met.

EMPLOYEE BENEFITS	12 Months Ended
Jun. 30, 2012
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]

NOTE 19 - EMPLOYEE BENEFITS

The Company contributes to a state pension scheme run by the Chinese government in respect of its employees in China, and a central provision fund run by the Singapore government in respect of its employees in Singapore.  The expenses related to these plans were $6,378,917, $8,661,442 and $11,980,634 for the years ended June 30, 2010, 2011 and 2012, respectively.

INCOME TAX	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 20 - INCOME TAX

BVI

Hollysys, and its subsidiaries, GTH and Clear Mind, are incorporated in the BVI and are not subject to income tax under the relevant jurisdiction.

Singapore

HAP, CCPL and CEPL, the Company’s wholly owned subsidiaries incorporated in Singapore, are subject to Singapore corporate tax rate of 17% on the assessable profits arising from Singapore.

Malaysia

CESB, the Company’s wholly owned subsidiary incorporated in Malaysia, is subject to Malaysia corporate income tax rate of 25% on the assessable profits arising from Malaysia.

Dubai

CCPL Dubai, the Company’s wholly owned subsidiary, is a tax exempt company incorporated in Dubai, and no tax provision has been made for the year ended June 30, 2012.

Hong Kong

World Hope and CSHK, the Company’s wholly owned subsidiaries incorporated in Hong Kong, are subject to Hong Kong corporate income tax at a rate of 16.5% on the assessable profits arising from Hong Kong. No provision for Hong Kong profits tax has been made in the statements of comprehensive income as there were no assessable profits arising from Hong Kong for the year ended June 30, 2012.

PRC

The Company’s subsidiaries incorporated in PRC are subject to PRC enterprise income tax (“EIT”) on the taxable income as adjusted in accordance with relevant PRC income tax laws. The standard statutory tax rate of PRC EIT is 25% effective from calendar year ended December 31, 2008. All PRC subsidiaries applied the standard statutory tax rate except the following subsidiaries.

Beijing Hollysys

Beijing Hollysys was certified as a High and New Technology Enterprise (“HNTE”) for the three years commencing January 1, 2008, and for another three years commencing January 1, 2011. Pursuant to PRC EIT law, an enterprise certified as a HNTE enjoys a preferential EIT rate of 15%. Therefore, the EIT tax rate applicable to Beijing Hollysys is 15% for the calendar years ended December 31, 2008 to 2013.

Hangzhou Hollysys

Hangzhou Hollysys was certified as a “Qualified Software Development Enterprise” for the calendar years ended December 31, 2009 and 2010, and was entitled to a concessionary EIT rate of 10% which was granted by relevant authorities discretionarily on an annual basis. In 2011, Hangzhou Hollysys was certified as a HNTE for the three years commencing January 1, 2011. Pursuant to PRC EIT law, an enterprise certified as a HNTE enjoys a preferential EIT rate of 15%. Therefore, the EIT tax rate applicable to Hangzhou Hollysys was 10% for the calendar years ended December 31, 2008, 2009, and 2010, and 15% for the calendar years ended December 31, 2011, 2012, and 2013.

Hollysys A&D

Hollysys A&D is registered in a high-technology zone located in Beijing and was certified as a “Software Enterprise” for the calendar years ended December 31, 2009 and 2010. Therefore, Hollysys A&D was entitled to tax holidays of 100% exemption of income tax for two years followed by 50% exemption of income tax for the next three years after the first profitable calendar year, which was the calendar year ended December 31, 2010, provided the successful renewal of the “Software Enterprise” certificate. In accordance with the EIT law, the EIT tax rate applicable to Hollysys A&D for the calendar years ended December 31, 2009 and 2010 is therefore 25% and 0% respectively. For the calendar years ended December 31, 2011, and 2012, Hollysys A&D didn’t get the certification of “Software Enterprise” or any other certifications with any tax preference, and applies the standard statutory tax rate of 25%.

The Company’s income before income taxes consists of:

	Year Ended June 30,
	2010	2011	2012

PRC	$37,710,514	$49,016,069	$70,490,625
Non-PRC	(2,491,090)	(1,106,988)	(3,564,560)

	$35,219,424	$47,909,081	$66,926,065

Income tax expense, most of which is incurred in the PRC, consists of:

	Year Ended June 30,
	2010	2011	2012

Current income tax expense	$8,540,774	$7,634,494	$8,828,453
Deferred income tax (benefit) expense	(877,341)	(1,190,527)	1,523,865

	$7,663,433	$6,443,967	$10,352,318

The reconciliation of tax computed by applying the statutory tax rate in PRC of 25% to the income before income taxes is as follows:

	Year Ended June 30,
	2010	2011	2012

Income before income taxes	$35,219,424	$47,909,081	$66,926,065

Expected income tax expense at statutory tax rate in PRC	8,804,856	11,977,270	16,731,517
Effect of different tax rates in various jurisdictions	15,555	15,070	417,565
Effect of preferential tax treatment	(4,989,382)	(5,768,020)	(6,551,269)
Effect of income for which no income tax is chargeable	(1,394,901)	(1,792,868)	(3,705,244)
Effect of additional deductible research and development expense	(197,472)	(860,736)	(1,690,928)
Effect of non-deductible expenses	883,415	882,370	4,399,717
Under/(over) provision of income tax in previous years	(86,171)	792,662	(400,446)
Change in valuation allowance	63,397	149,420	-
Utilization of tax loss previously not recognized	-	(40,019)	-
Effect of deemed profit arisen in re-organization	1,372,299	-	-
Withholding tax on capital repayment	3,082,100	1,077,377	-
Share of net gains of equity investees	-	-	1,222,667
Others	109,737	11,441	(71,261)

Income tax expenses	$7,663,433	$6,443,967	$10,352,318

Had all the above tax holidays and concessions not been available, the tax charge would have been higher by $4,989,382, $5,768,020, and $6,551,269 and the basic net income per share would have been lower by $0.10, $0.11 and $0.12 for the years ended June 30, 2010, 2011 and 2012 respectively, and diluted net income per share for the years ended June 30, 2010, 2011 and 2012 would have been lower by $0.10, $0.10 and $0.12, respectively.

In February 2010, Hollysys re-organized the group structure of its PRC wholly owned subsidiaries (the “Group Re-organization”). GTH and Beijing Hollysys, each held 60% and 40% equity interest of Hangzhou Hollysys respectively, transferred the equity interest of 20% and 40% of their equity interest of Hangzhou Hollysys, respectively to Hollysys Group on February 3, 2010. As a result, GTH and Beijing S&T held 40% and 60% equity interest of Hangzhou, without any change in the effective interest held by the Company before and after the equity transfer.

Prior to the equity transfer, on February 1, 2010, the board of directors of Hangzhou Hollysys approved the resolution of a dividend declaration amounting to RMB 513,273,305 (equivalent to $75,242,672), on a one-off basis, among which RMB 205,309,322 (equivalent to 30,098,269) was distributable to Beijing Hollysys, and RMB 307,963,983 (equivalent to $45,147,403) distributable to GTH.

Pursuant to the EIT Law, Hangzhou Hollysys, a foreign investment enterprise, is obligated to withhold income tax on dividends paid-out to GTH, a foreign enterprise and non-resident, for earnings retained after January 1, 2008. Out of the total dividends of RMB 307,963,983 (equivalent to $45,147,403) distributable to GTH, RMB 210,239,304 (equivalent to $30,821,002) was retained after January 1, 2008. As a result, Hangzhou Hollysys withheld RMB 21,023,930 (equivalent to $3,082,100) of income tax for the dividends distributable to GTH based on a tax rate of 10% in accordance with the PRC EIT for the year ended June 30, 2010.

Hangzhou Hollysys is also obligated to withhold the income tax for the gain on disposal of equity interest. Pursuant to PRC EIT Law, the consideration for the equity transfer should be based on fair value for taxation purposes. The Company engaged a third party valuer, to value the equity interest of Hangzhou Hollysys as of February 3, 2010, the date of transfer. The fair value of the equity interest in Hangzhou was determined to be RMB 236,230,997 (equivalent to $34,901,237).

As a result, Hangzhou Hollysys withheld RMB 2,326,420 (equivalent to $341,052) of income tax for GTH in respect of the gain on disposal of equity interest based on a tax rate of 10% in accordance with the PRC EIT law. Beijing Hollysys accrued RMB 7,020,648 (equivalent to $1,029,224) of income tax in respect of the gain on disposal of equity interest based on Beijing Hollysys’ applicable EIT rate. Total income tax expense for the deemed profit arising from the Group Re-organization of $1,372,299 was incurred during the year ended June 30, 2010.

In January 2011, the Company determined to carry out another group re-structuring, where Hollysys Group transferred the equity interest of 60% equity interest of Hangzhou Hollysys to Beijing Hollysys. Before the execution of the equity transfer, the board of directors of Hangzhou Hollysys approved a resolution to declare a dividend of RMB 178,537,603 (equivalent to $26,934,436), on a one-time basis, of which RMB 107,122,562 (equivalent to $16,160,662) was distributable to Hollysys Group, and RMB 71,415,041 (equivalent to $10,773,774) was distributable to GTH. As a result, Hangzhou Hollysys withheld RMB 7,141,504 (equivalent to $1,077,377) in income tax for the dividends distributable to GTH based on the tax rate of 10% in accordance with the PRC EIT law for the year ended June 30, 2011.

The temporary differences that have given rise to the deferred tax liabilities consist of the following:

	June 30,
	2011	2012
Deferred tax assets-current
Allowance for doubtful accounts	$1,811,353	$2,477,942
Inventory provision	242,891	404,846
Long-term assets	154,208	74,169
Deferred revenue	3,818,665	3,315,688
Warranty liabilities	416,429	539,189
Recognition of intangible assets	257,225	326,552
Accrued payroll	802,344	511,593
Net operating loss carry forward	684,085	700,979
Less: Valuation allowances	(631,775)	-
Total deferred tax assets-current	7,555,425	8,350,958

Deferred tax liabilities-current
Cost and estimated earnings in excess of billings	(5,533,959)	(7,590,901)
Others	-	(358,296)
Total deferred tax liabilities-current	(5,533,959)	(7,949,197)

Net deferred tax assets-current	2,021,466	772,061
Net deferred tax liabilities-current	$-	$(370,300)

Deferred tax assets, non-current
Long-term assets	302,998	495,865
Deferred revenue	231,030	381,596
Recognition of intangible assets	457,468	573,710
Total deferred tax assets-non-current	$991,496	$1,451,171

Deferred tax liabilities-non-current
Share of net gains of equity investees	-	(1,036,772)
Total deferred tax liabilities-non-current	$-	$(1,036,772)

Net deferred tax assets-non-current	$991,496	$414,399

As of June 30, 2012, the Company had net operating losses of approximately $2,803,916 which can be carried forward to offset future net profit for income tax purposes. The net operating loss will expire in 2017 if not utilized.

The Company operates mainly through the PRC subsidiaries and the valuation allowance is considered on an individual entity basis. Where a valuation allowance was not recorded, the Company expects to generate sufficient taxable income in the future.

Under the EIT Law and the implementation rules, profits of the Company’s PRC subsidiaries earned on or after January 1, 2008 and distributed by the PRC subsidiaries to a foreign holding company are subject to a withholding tax at a rate of 10% unless reduced by tax treaty. At June 30, 2011 and 2012, aggregate undistributed earnings of the Company’s subsidiaries located in the PRC that are available for distribution to the Company of approximately RMB 862,112,364 (equivalent to $133,214,717) and RMB 1,186,002,455 (equivalent to $187,513,234) are intended to be reinvested, and accordingly, no deferred taxes have been provided for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. Distributions made out of pre-January 1, 2008 retained earnings will not be subject to withholding taxes.

In accordance with ASC 740, the Company’s liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by taxing authorities.

Determining income tax provisions involves judgment on the future tax treatment of certain transactions. The Company performed a self-assessment and concluded that there was no significant uncertain tax position requiring recognition in its financial statements. The tax treatment of such transactions is reconsidered periodically to take into account all changes in tax legislations. Where the final tax outcome of these transactions is different from the amounts that were initially recorded, such difference will impact the income tax and deferred tax provisions in the year in which such determination is made.

There were no material interest or penalties incurred for the years ended June 30, 2010, 2011 and 2012.

INCOME PER SHARE	12 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

NOTE 21 - INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share attributable to Hollysys for the years indicated:

	Year Ended June 30,
	2010	2011	2012

Numerator:
Net income attributable to Hollysys Automation Technologies Ltd	$25,704,538	$41,469,998	$56,221,847

Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share	51,243,667	54,564,842	55,659,765
Effect of dilutive securities
Share options	251,062	382,070	148,139
UPO	343,565	-	-
Restricted shares	-	2,368	20,457
Weighted average ordinary shares outstanding used in computing diluted income per share	51,838,294	54,949,280	55,828,361

Income per share – basic	$0.50	$0.76	$1.01

Income per share – diluted	$0.50	$0.75	$1.01

The effects of the performance share options have been excluded from the computation of diluted income per share for the year ended June 30, 2012 as the effect would be antidilutive. The impact of the Incentive Shares has also been excluded from the computation of diluted income per share for the year ended June 30, 2012 because the contingently issuable common shares would not be issued under the terms of the arrangement if the end of the reporting period were the end of the contingency period.

RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 22 - RELATED PARTY TRANSACTIONS

Related party relationships

Name of related parties	Relationship with the Company

Shenhua Hollysys Information Technology Co., Ltd. ("Shenhua Information")	20% owned by Beijing Hollysys
New Huake Electronic Technology Co., Ltd. ("New Huake")	37.5% owned by Beijing Hollysys
China Techenergy Co., Ltd. ("China Techenergy")	40% owned by Beijing Hollysys
Beijing Hollysys Electric Motor Co., Ltd ("Electric Motor")	40% owned by Beijing Hollysys
Zhejiang Sanxin Engineering Co., Ltd ("Zhejiang Sanxin")	6% owned by Hangzhou Hollysys
Hollysys Equipment Technology Co., Ltd. ("Hollysys Equipment")	20% owned by Beijing Hollysys as of June 30, 2011, and was disposed of during fiscal year 2012
Beijing Hollysys Machine Automation Co., Ltd. ("Hollysys Machine")	30% owned by Hollysys Investment

Due from related parties

	June 30,
	2011	2012

China Techenergy	$10,837,123	$14,850,375
Shenhua Information	1,333,534	1,183,660
Hollysys Machine	-	297,622
Hollysys Equipment	4,790	4,901

	$12,175,447	$16,336,558

The Company’s management believes that the collection of amounts due from related parties is reasonably assured and accordingly, no provision had been made for these balances.

Due to related parties

	June 30,
	2011	2012

Shenhua Information	$2,725,059	$1,544,464
China Techenergy	536,125	401,719
Electric Motor	17,396	16,224
Hollysys Equipment	1,780	1,821
Hollysys Machine	-	45
New Huake	58,203	2

	$3,338,563	$1,964,275

Transactions with related parties

Purchases of goods and services from:

	Year ended June 30,
	2010	2011	2012

Electric Motor	$41,757	$34,085	$31,729
China Techenergy	70,368	-	-
Shenhua Information	4,857,416	2,151,391	41,045
New Huake	493,203	879,111	-

	$5,462,744	$3,064,587	$72,774

Purchase of building from:

	Year ended June 30,
	2010	2011	2012

Shenhua Information	$-	$3,608,675	$-

	$-	$3,608,675	$-

Operating lease expenses paid to:

	Year ended June 30,
	2010	2011	2012

Shenhua Information	$32,069	$-	$-

	$32,069	$-	$-

Sales of goods and integrated solutions to:

	Year ended June 30,
	2010	2011	2012

China Techenergy	$4,189,366	$3,557,125	$3,657,215
Shenhua Information	2,184,844	727,460	1,411,274
Hollysys Machine	-	-	296,523
Electric Motor	11,038	13,478	1,775
Zhejiang Sanxin	8,337	-	-
Hollysys Equipment	1,385	-	-

	$6,394,970	$4,298,063	$5,366,787

Operating lease income from:

	Year ended June 30,
	2010	2011	2012

Hollysys Machine	$-	$-	$45,475

	$-	$-	$45,475

The Company sells automation control systems to China Techenergy which is used for non-safety operation control in the nuclear power industry. China Techenergy incorporates the Company’s non-safety automation control systems with their proprietary safety automated control systems to provide an overall automation and control system for nuclear power stations in China. The Company is not a party to the integrated sales contracts executed between China Techenergy and their customers. Intercompany profits and losses are eliminated until realized by the Company or China Techenergy as if the China Techenergy were a consolidated subsidiary.

The Company sells automation control systems to Shenhua Information which is used for operation control in the information automation industry. Shenhua Information incorporates the Company’s automation control systems with their proprietary automated remote control systems to provide an overall automation and control system to its customers. The Company is not a party to the integrated sales contracts executed between Shenhua Information and their customers.

Amounts due from and due to the related parties relating to the above transactions are unsecured, non-interest bearing and repayable on demand.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

NOTE 23 - COMMITMENTS AND CONTINGENCIES

The Company leases premises under various operating leases. Rental expenses under operating leases included in the consolidated statements of comprehensive income were $1,002,666, $1,053,907 and $1,570,900 for the years ended June 30, 2010, 2011 and 2012, respectively.

Future minimum lease payments under non-cancelable operating leases with initial terms of one year or more consist of the following:

Year ended June 30,	Minimum lease payments

2013	$920,563
2014	681,270
2015	486,981
2016	322,205
2017	-

Total minimum lease payments	$2,411,019

There was a capital commitment of $13,039,435 as of June 30, 2012, related to phase II of the construction of the Company’s headquarters in Beijing, PRC.

The Company had outstanding performance guarantees of $40,166,821 as of June 30, 2012, with a restricted cash of $5,544,273 pledged to banks.

SEGMENT REPORTING	12 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

NOTE 24 - SEGMENT REPORTING

The chief operating decision-makers have been identified as the Chief Executive Officer, Chief Financial Officer and Chief Operating Officer of the Company. To better assess the Company’s performance and allocate resources, the chief operating decision-makers revised the management report for their review effective from 2012.

Based on the criteria established by ASC Topic 280, Segment Reporting, the Company has determined that the business segments of the Company consist of (1) industrial automation, (2) rail transportation, and (3) miscellaneous, in accordance with the Company’s organization and internal financial reporting structure. The chief operating decision-makers access the performance of the operating segments based on the measures of revenue, cost and gross profit. Other than the information provided below, the chief operating decision-makers do not use any other measures by segment.

Summarized information by segment for the years ended June 30, 2012 is as follows:

	Year ended June 30, 2012
	Industrial Automation	Rail Transportation	Miscellaneous	Consolidated

Revenues from external customers	$190,251,683	$100,946,417	$30,505,832	$321,703,932
Costs of revenue	120,646,668	51,682,038	23,028,476	195,357,182

Gross profit	$69,605,015	$49,264,379	$7,477,356	$126,346,750

	Year ended June 30, 2011
	Industrial Automation	Rail Transportation	Miscellaneous	Consolidated

Revenues from external customers	$142,323,167	$116,492,723	$4,025,996	$262,841,886
Costs of revenue	92,080,943	76,645,781	2,986,446	171,713,170

Gross profit	$50,242,224	$39,846,942	$1,039,550	$91,128,716

	Year ended June 30, 2010
	Industrial Automation	Rail Transportation	Miscellaneous	Consolidated

Revenues from external customers	$106,665,862	$62,444,732	$4,978,602	$174,089,196
Costs of revenue	67,731,823	41,097,636	5,107,915	113,937,374

Gross profit	$38,934,039	$21,347,096	$(129,313)	$60,151,822

The majority of the Company’s revenues and long-lived assets other than goodwill are derived from and located in PRC. The following table sets forth the revenues by geographical area:

	Year ended June 30,
	2010		2011	2012

Revenues:	$
PRC		173,533,701	262,212,528	297,154,293
Non-PRC (including Hong Kong)		555,495	629,358	24,549,639

		$174,089,196	262,841,886	321,703,932

The following table sets forth the long-lived assets other than goodwill by geographical area:

	June 30,
	2011		2012

Long-lived assets other than goodwill:	$		$
PRC		78,314,521		85,990,556
Non-PRC (including Hong Kong)		9,823		1,088,704

		$78,324,344		$87,079,260

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Jun. 30, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

NOTE 25 - CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Under PRC laws and regulations, the Company's PRC subsidiaries are restricted in their ability to transfer certain of their net assets to the Company in the form of dividend payments, loans, or advances. The amount restricted was RMB 1,292,468,929 (equivalent to $199,713,970) and RMB 1,292,655,096 (equivalent to $204,375,578) as of June 30, 2011, and 2012, respectively.

The following represents condensed unconsolidated financial information of the parent company only:

CONDENSED BALANCE SHEETS

(In US dollars)

	June 30,
	2011	2012
ASSETS
Current assets:
Amounts due from subsidiaries	$55,146,317	$109,290,207
Prepaid expenses	50,712	71,150
Total current assets	55,197,029	109,361,357

Advance payment for acquisition of a subsidiary	16,856,148	-
Investments in subsidiaries	193,809,983	229,258,171
Total assets	$265,863,160	$338,619,528

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accrued payroll and related expense	$43,984	$39,000
Accrued liabilities	761,519	479,413
Total current liabilities	805,503	518,413

Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized 54,692,129 and 55,998,917 shares issued and outstanding as of June 30, 2011 and 2012, respectively	54,693	55,999
Additional paid-in capital	167,128,921	178,060,482
Retained earnings	71,048,231	127,270,078
Accumulated other comprehensive income	26,825,812	32,714,556
Total equity	265,057,657	338,101,115

Total liabilities and equity	$265,863,160	$338,619,528

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

(In US dollars)

	Year Ended June 30,
	2010	2011	2012

General and administrative expenses	2,289,941	1,962,495	2,805,380
Loss from operations	(2,289,941)	(1,962,495)	(2,805,380)

Equity in profit of subsidiaries	$27,994,479	$43,432,493	$59,027,227
Income before income taxes	25,704,538	41,469,998	56,221,847
Income tax expenses	-	-	-
Net income	25,704,538	41,469,998	56,221,847

Other comprehensive income, net of tax
Foreign currency translation adjustments	(656,488)	9,273,152	5,888,744
Comprehensive income	$25,048,050	$50,743,150	$62,110,591

CONDENSED STATEMENTS OF CASH FLOWS

(In US dollars)

	Year ended June 30,
	2010	2011	2012

Net cash used in operating activities, representing net decrease in cash and cash equivalents	$(70,942)	$-	$-

Cash and cash equivalents, beginning of year	$70,942	$-	$-
Cash and cash equivalents, end of year	$-	$-	$-

Basis of presentation

For the presentation of the parent company only condensed financial information, the Company records its investment in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investment is presented on the balance sheets as “Investment in subsidiaries” and the subsidiaries profit as “Equity in profit of subsidiaries” on the statements of comprehensive income. The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Principles Of Consolidation and Basis Of Presentation [Policy Text Block]

Principles of consolidation and basis of presentation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company transactions and balances are eliminated upon consolidation. The consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign currency translations and transactions

The Company, GTH, Clear Mind and World Hope’s functional and reporting currency is the United States dollars (“US dollars” or “$”); whereas the Company’s subsidiaries use the primary currency of the economic environment in which their operations are conducted as their functional currency. Basically, Renminbi (“RMB”) is determined to be the functional currency of all PRC subsidiaries; Singapore dollar (“SGD”) is determined to be the functional currency of HAP, CCPL and CEPL; and United Arab Emirates Dirham (“AED”), the Malaysian Ringgit (“MYR”), and Hong Kong dollar (“HKD”) are the functional currencies of CCPL Dubai, CESB, and CSHK, respectively.

The Company translates the assets and liabilities into US dollars using the rate of exchange prevailing at the balance sheet date, and the statements of comprehensive income are translated at average rates during the reporting period. Adjustments resulting from the translation of financial statements from the functional currency into US dollars are recorded in stockholders’ equity as part of accumulated other comprehensive income. Gains or losses resulting from transactions in currencies other than the functional currency are reflected in consolidated statements of comprehensive income for the reporting period.

For the year ended June 30, 2010, 2011 and 2012, the Company recorded foreign exchange gain (loss), net of $86,641, $1,326,011 and ($275,341), respectively.

Business Combinations Policy [Policy Text Block]

Business combinations

The Company accounts for its business combinations using the purchase method of accounting in accordance with Accounting Standards Codification (“ASC”) Topic 805, Business Combinations. The purchase method accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Company acquired based on their estimated fair values. The consideration transferred of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total cost of the acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the statements of comprehensive income.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Acquisition-related costs are recognized as general and administrative expenses in the statements of comprehensive income as incurred.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and bank deposits, which are unrestricted as to withdrawal and use. All highly liquid investments that are readily convertible to known amounts of cash with original stated maturities of three months or less are classified as cash equivalents.

Time Deposits With Original Maturities Over Three Months [Policy Text Block]

Time deposits with original maturities over three months

Time deposits with original maturities over three months consist of deposits placed with financial institutions with original maturity terms of six months or one year.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]	Restricted cash Restricted cash consists of the cash deposited in banks pledged for performance guarantees and is not available until these guarantees are expired or cancelled.
Revenue Recognition, Policy [Policy Text Block]

Revenue recognition

Integrated solutions contracts

Revenues generated from designing, building, and delivering customized integrated industrial automation systems are recognized over the contractual terms based on the percentage of completion method. The contracts for designing, building, and delivering customized integrated industrial automation systems are legally enforceable binding agreements between the Company and customers. The duration of contracts depends on the contract size and ranges from 6 months to 5 years excluding the warranty period. The majority of the contract duration is longer than one year.

In accordance with ASC Subtopic 605-35, Revenue Recognition - Construction-Type and Production-Type Contracts recognition is based on an estimate of the income earned to date, less income recognized in earlier periods. Revisions in the estimated total costs of integrated contracts are made in the period in which the circumstances requiring the revision become known. Provisions, if any, are made currently for anticipated loss on the uncompleted contracts.

The Company reviews and updates the estimated total costs of integrated solution contracts at least semi-annually. The Company accounts for revisions to contract revenue and estimated total costs of integrated solution contracts, including the impact due to approved change orders, in the period in which the facts that cause the revision become known as changes in estimates. Unapproved change orders are considered claims. Claims are recognized only when it has been awarded by customers. Excluding the impact of change orders, if the estimated total costs of integrated solution contracts, which are revised during the year ended June, 30, 2012, had been used as a basis of recognition of contract revenue since the contract commencement, net income, basic net income per share, and diluted net income per share for the year ended June 30, 2012, would have decreased by $13,109,779, $0.24, and $0.23, respectively. Revisions to estimated total costs for the year ended June 30, 2012 were made in the ordinary course of business.

The Company combines a group of contracts as one project if they are closely related and are, in substance, parts of a single project with an overall profit margin. Whereas, the Company segments a contract into several projects, when they are of different business substance, for example, with different business negotiation, solutions, implementation plans, margins, etc.

Revenue in excess of billings on the contracts is recorded as costs and estimated earnings in excess of billings. Billings in excess of revenues recognized on the contracts are recorded as deferred revenue until the above revenue recognition criteria are met.

The Company generally recognizes 100% of the contractual revenue upon receipt of customer acceptance as the Company estimates that no further major costs will be incurred under a contract, a signed customer acceptance document has been obtained, and the warranty period commences. Revenues are presented net of taxes collected on behalf of the government.

Product sales

Revenue generated from sales of products is recognized when the following four revenue recognition criteria are met (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred, (iii) the selling price is fixed or determinable, and (iv) collectability is reasonably assured.

Inventory, Policy [Policy Text Block]

Inventories

Inventories are composed of raw materials work in progress, purchased and manufactured finished goods and low value consumables. Inventories are accounted for on the “first-in, first-out basis”, and stated at the lower of cost or market.

The Company assesses the lower of cost or market for non-saleable, excess or obsolete inventories based on its periodic review of inventory quantities on hand and the latest forecasts of product demand and production requirements from its customers. The Company writes down inventories for non-saleable, excess or obsolete raw materials, work-in-process and finished goods by charging such write-downs to cost of integrated contracts and/or costs of products sold.

Standard Product Warranty, Policy [Policy Text Block]

Warranties

Warranties represent a major term under an integrated contract, which will last, in general, for one to three years or otherwise specified in the terms of the contract. The Company accrues warranty liabilities under an integrated contract as a percentage of revenue recognized, which is derived from its historical experience, in order to recognize the warranty cost for an integrated contract throughout the contract period. In addition, the Company estimates whether or not the accrued warranty liabilities are adequate by considering specific conditions that may arise and the number of contracts under warranty period at each reporting date. The Company adjusts the accrued warranty liabilities in line with the results of its assessment.

Accounts Receivable and Cost and Estimated Earnings In Excess Of Billings [Policy Text Block]

Accounts receivable and costs and estimated earnings in excess of billings

Performance of the integrated contracts often will extend over long periods and the Company’s right to receive payments depends on its performance in accordance with the contractual agreements. Billings are rendered based on agreed milestones included in the contracts with customers. There are different milestones amount in the contracts the Company has won. In general, there are four milestones: 1) project commencement, 2) system manufacturing and delivery, 3) installation, trial-run and customer acceptance, and 4) expiration of the warranty period. The amounts to be billed when each of the specified milestones is reached are specified in the contracts. All contracts have the first milestone, but not all contracts have a prepayment. Each interval of two continuous billings under an integrated contract varies depending on the duration of the contract (under certain contracts, the interval of two continuous billings is longer than one year) and the last billing to be issued for an integrated solution contract is at the end of a warranty period. Prepayments received are recorded as deferred revenue. The deferred revenue will be recognized as revenue under the percentage of completion method along with the progress of a contract. If no prepayment is received by the Company, revenue will be recognized through cost and estimated earnings in excess of billings.

The Company does not require collateral from its customers. Based on the prevailing collection practices in China, it is a reasonable expectation for the enterprises in the automation industry to take over one year to collect the accounts receivable in full.

The Company does not charge interest for late payments by its customers. The Company periodically reviews the status of contracts and decides how much of an allowance for doubtful accounts should be made based on factors surrounding the credit risk of customers and its historical experience. The Company sets up a doubtful account for an individual customer based on the customer’s credit worthiness.

Property, Plant and Equipment, Policy [Policy Text Block]

Property, plant and equipment, net

Property, plant and equipment are recorded at cost and are stated net of accumulated depreciation. Depreciation expense is determined using the straight-line method over the estimated useful lives of the assets as follows:

Buildings	30 years
Machinery	5 - 10 years
Software	5 years
Vehicles	5 years
Electronic and other equipment	5 years

Construction in progress represents uncompleted construction work of certain facilities which, upon completion, management intends to hold for production purposes. In addition to costs under construction contracts, external costs directly related to the construction of such facilities, including duty and tariff, equipment installation and shipping costs, and borrowing costs are capitalized. Depreciation commences when the asset is placed in service.

Maintenance and repairs are charged directly to expense as incurred, whereas betterment and renewals are capitalized in their respective accounts. When an item is retired or otherwise disposed of, the cost and applicable accumulated depreciation are removed and the resulting gain or loss is recognized for the reporting period.

Lease, Policy [Policy Text Block]

Prepaid land leases, net

Prepaid land lease payments, for the land use right of three parcels of land in the PRC, are initially stated at cost and are subsequently amortized on a straight-line basis over the lease terms of 49 to 50 years.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]

Acquired intangible assets, net

Acquired intangible assets are carried at cost less accumulated amortization and any impairment. Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets, except for which are estimated to have an indefinite useful life, are amortized using a straight-line method. Intangible assets estimated to have an indefinite useful life are not amortized but tested for impairment annually or more frequently when indicators of impairment exist.

These amortization methods reflect the estimated pattern in which the economic benefits of the respective acquired intangible assets are to be consumed. The estimated useful lives for the acquired intangible assets are as follows:

Category	Estimated useful life

Customer relationship	5 years
Order backlog	2 years

Residual values are considered nil.

Goodwill Impairment [Policy Text Block]

Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of net tangible and identifiable intangible assets acquired. The Company’s goodwill outstanding at June 30, 2012 was related to the acquisition of Concord Corporation Pte. Ltd. (“CCPL”) and its subsidiaries Concord Electrical Pte. Ltd. (“CEPL”), Concord Electrical Sdn. Bhd. (“CESB”) and Concord Corporation Pte. Ltd, Dubai Branch (“CCPL Dubai”) (collectively, “Concord”) (see notes 3). In accordance with ASC 350, Intangibles, Goodwill and Other, goodwill is not amortized, but rather is tested for impairment at least annually or more frequently if there are indicators of impairment present.

The goodwill testing utilizes a two-step impairment analysis, whereby the Company compares the carrying value of each identified reporting unit to its fair value. If the carrying value of the reporting unit is greater than its fair value, the second step is performed, where the implied fair value of goodwill is compared to its carrying value. The Company recognizes an impairment charge for the amount by which the carrying amount of goodwill exceeds its implied fair value.

For each of the years ended June 30, 2010, 2011 and 2012, there was an impairment loss of $286,610, nil, and nil respectively, included in general and administrative expenses. The impairment charge was related to the acquisition of Beijing WoDeWeiYe Technology Limited (see note 3).

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment of long-lived assets other than goodwill

The Company evaluates its long-lived assets or asset group including acquired intangibles with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Company evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value, generally based upon discounted cash flows or quoted market prices.

The impairment loss on long-lived assets for each of the years ended June 30, 2010, 2011 and 2012 were $715,246, $23,711 and nil respectively, included in the general and administrative expenses, which represented impairment loss on property, plant and equipment.

Shipping and Handling Cost, Policy [Policy Text Block]

Shipping and handling costs

All shipping and handling fees charged to customers are included in net revenue, and shipping and handling costs for goods shipped by the Company to customers are included in cost of integrated contracts and/or costs of products sold.

Income Tax, Policy [Policy Text Block]

Income taxes

The Company follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Company adopted ASC 740, Income Taxes, which clarifies the accounting and disclosure for uncertainty in income taxes. Interests and penalties arising from underpayment of income taxes shall be computed in accordance with the related tax laws. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interests and penalties recognized in accordance with ASC 740 are classified in the financial statements as a component of income tax expense. In accordance with the provisions of ASC 740, the Company recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Company’s estimated liability for unrecognized tax positions which is included in the accrued liabilities is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Company’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Company’s financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Company to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Research and Development Expense, Policy [Policy Text Block]

Research and development

Research and development costs consist primarily of staff costs, which include salaries, bonuses and benefits for research and development personnel. Research and development costs also include travel expenses of research and development personnel as well as depreciation of hardware equipment and software tools and other materials used in research and development activities. Research and development costs are expensed as incurred. Software development costs are also expensed as incurred as the costs qualifying for capitalization have been insignificant.

Vat Refunds and Government Subsidies [Policy Text Block]

VAT refunds and government subsidies

Pursuant to the laws and regulations of the PRC, the Company remits 17% of its sales as VAT, and then is entitled to a refund of the 14% VAT levied on all sales containing internally developed software products. VAT refunds are recognized in the statements of comprehensive income when the necessary approval from the tax authority has been received. Certain subsidiaries of the Company located in the PRC receive government subsidies from local PRC government agencies. Government subsidies are recognized in the statement of comprehensive income when the attached conditions have been met. VAT refunds and government subsidies are included as a credit to operating expenses in the statements of comprehensive income.

Appropriations To Statutory Reserve [Policy Text Block]

Appropriations to statutory reserve

Under the corporate law and relevant regulations in the PRC, all of the subsidiaries of the Company located in the PRC are required to appropriate a portion of its retained earnings to statutory reserve. All subsidiaries located in the PRC are required to appropriate 10% of its annual after-tax income each year to the statutory reserve until the statutory reserve balance reaches 50% of the registered capital. In general, the statutory reserve shall not be used for dividend distribution purposes.

Use of Estimates, Policy [Policy Text Block]

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management evaluates estimates, including those related to the expected total costs of integrated contracts, expected gross margins of integrated solution contracts, allowance for doubtful accounts, fair values of share options, the purchase price allocation with respect to business combinations, warranties, valuation allowance of deferred tax assets and impairment of goodwill and other long-lived assets. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ materially from those estimates.

Segment Reporting, Policy [Policy Text Block]

Segment reporting

In accordance with ASC280 Segment reporting, segment reporting is determined based on how the Company’s chief operating decision maker reviews operating results to make decisions about allocating resources and assessing performance of the Company. According to management’s approach, the Company operates in two principal business segments from 2012, namely industrial automation and rail transportation. The Company does not allocate any assets to the two segments as management does not use the information to measure the performance of the reportable segments.

Comprehensive Income, Policy [Policy Text Block]

Comprehensive income

Comprehensive income is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. In accordance with ASC 220, Comprehensive Income, the Company presents components of net income and other comprehensive income in one continuous statement.

Equity and Cost Method Investments, Policy [Policy Text Block]

Investments in equity and cost investees

The Company accounts for its equity investments under either the cost method or the equity method in accordance with its equity interest holding percentage. Under the cost method, investments are initially carried at cost. The Company recognizes an impairment charge, equal to the difference between the cost basis and the fair value of the investment, when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. A variety of factors are considered when determining if a decline in fair value below carrying value is other than temporary, including, among others, the financial condition and prospects of the investee.

The investments in entities over which the Company has the ability to exercise significant influence are accounted for using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s Board of Directors and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate.

Under the equity method, original investments are recorded at cost and adjusted by the Company's share of undistributed earnings or losses of these entities, by the amortization of any basis difference between the amount of the Company's investment and its share of the net assets of the investee, and by dividend distributions or subsequent investments. Unrealized inter-company profits and losses with equity investees are eliminated. An impairment charge, being the difference between the carrying amount and the fair value of the equity investee, is recognized in the consolidated statements of comprehensive income when the decline in value is considered other than temporary.

The impairment loss on investment in cost investees for the years ended June 30, 2010, 2011 and 2012 were nil, $165,948, and nil, respectively. The impairment loss on investments in equity investees for the years ended June 30, 2010, 2011 and 2012 were $152,732, nil, and nil respectively.

Interest Capitalization, Policy [Policy Text Block]

Capitalization of interest

Interest incurred on borrowings for the Company’s construction of facilities and assembly line projects during the active construction period are capitalized. The capitalization of interest ceases once a project is substantially complete. The amount to be capitalized is determined by applying the weighted-average interest rate of the Company’s outstanding borrowings to the average amount of accumulated capital expenditures for assets under construction during the year and is added to the cost of the underlying assets and amortized over their respective useful lives.

Earnings Per Share, Policy [Policy Text Block]

Income per share

Income per share is computed in accordance with ASC 260, Earnings Per Share. Basic income per ordinary share is computed by dividing income (loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted income per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Share-based compensation

The Company accounts for share-based compensation in accordance with ASC 718, Compensation-Stock Compensation. The Company recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award. The compensation cost for each vesting tranche in an award subject to performance vesting is recognized ratably from the service inception date to the vesting date for each tranche. To the extent the required service and performance conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent period if actual forfeitures differ from initial estimates.

Fair Value Measurement, Policy [Policy Text Block]

Fair value measurements

The Company has adopted ASC 820 (“ASC 820”), Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. It does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information. It establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable inputs, which may be used to measure fair value and include the following:

Level 1 -	Quoted prices in active markets for identical assets or liabilities.
Level 2 -	Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3 -	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The carrying amount of cash and cash equivalents, time deposits with original maturities over three months, restricted cash, accounts receivable, other receivables, amount due to or from related parties, and accounts payable are reasonable estimates of their fair value because of the short maturity of these items. The carrying amount of the Company’s long term bank loan approximates its fair value as the long term bank loan is subject to a floating interest rate.

Comparability of Prior Year Financial Data, Policy [Policy Text Block]

Reclassifications

The consolidated financial statements for prior years reflect certain reclassifications, which have no effect on previously reported results, to conform to the current year presentation. The item reclassified includes prepaid land leases amounting to $6,171,879 which were previously included in property, plant and equipment in the consolidated balance sheet as at June 30, 2011, and is presented as a separate line in the consolidated balance sheet as at June 30, 2012.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Concentration of risks

Concentration of credit risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, time deposits with original maturities over three months, accounts receivable and other receivables. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet dates. As of June 30, 2012, substantially all of the Company’s cash and cash equivalents and time deposits with original maturities exceeding three months were managed by financial institutions located in the PRC and Singapore, which management believes are of high credit quality. Accounts receivable are typically unsecured and the risk with respect to accounts receivable is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring process of outstanding balances.

The Company has no customer that individually comprised 10% or more of the outstanding balance as of June 30, 2011 and 2012.

Concentration of business and economic risk

A majority of the Company’s net revenue and net income are derived in the PRC. The Company’s operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC’s political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

Concentration of currency convertibility risk

A majority of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Concentration of foreign currency exchange rate risk

The Company’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents and time deposits with original maturities over three months denominated in foreign currencies. Since July 21, 2005, the RMB has been permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. On June 19, 2010, the People’s Bank of China announced the end of the RMB’s de facto peg to USD, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB’s exchange rate flexibility. The exchange rate floating bands will remain the same as previously announced in the inter-bank foreign exchange market. The depreciation of the US dollars against RMB was approximately 0.61%, 4.64% and 2.22% for the years ended June 30, 2010, 2011 and 2012 respectively. Any significant revaluation of RMB may materially and adversely affect the Company’s cash flows, revenues, earnings and financial position, and the value of its shares in US dollars. An appreciation of RMB against the US dollar would result in foreign currency translation losses when translating the net assets of the Company from RMB into US dollar.

New Accounting Pronouncements, Policy [Policy Text Block]

Recent accounting pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2011-04, Fair Value Measurement (“Topic 820”), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”) which amends the fair value measurement guidance and includes some enhanced disclosure requirements. The most significant change in disclosures is an expansion of the information required for Level 3 measurements based on unobservable inputs. The standard is effective for fiscal years beginning after December 15, 2011. Early adoption is not permitted. The Company does not expect the adoption of ASU 2011-04 will have a material impact on its consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”). ASU 2011-05 eliminates the option to report other comprehensive income and its components in the statement of changes in shareholders’ equity and requires an entity to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement or in two separate but consecutive statements. This pronouncement is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (“ASU 2011-12”). ASU 2011-12 defers the requirement in ASU 2011-05 that entities present reclassification adjustments for each component of accumulated other comprehensive income in both net income and other comprehensive income on the face of the financial statements. ASU 2011-12 requires entities to continue to present amounts reclassified out of accumulated other comprehensive income on the face of the financial statements or disclose those amounts in the notes to the financial statements. The effective date of ASU 2011-12 is consistent with ASU 2011-05, which is effective for fiscal years and interim periods beginning after December 15, 2011 for public entities. Retrospective application is required and early adoption is permitted. The Company has opted to early adopt ASU 2011-05. The provision of ASU 2011-12 did not have a material impact on the presentation of the Company’s financial statements.

ORGANIZATION AND BUSINESS BACKGROUND (Tables)	12 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule Of Consolidated Subsidiaries [Table Text Block]

As of June 30, 2012, details of the Company’s subsidiaries are as follows:

Name of company	Place of incorporation	Date of incorporation	Percentage of ownership interest attributable to the Company		Principal activities
			Directly	Indirectly

Gifted Time Holdings Limited ("GTH")	BVI	September 21, 2005	100%	-	Investment holding

Clear Mind Limited ("Clear Mind")	BVI	November 29, 2007	-	100%	Investment holding

World Hope Enterprises Limited ("World Hope")	Hong Kong	September 17, 2007	-	100%	Investment holding

Beijing Helitong Science & Technology Exploration Co., Ltd. ("Helitong")	People’s Republic of China (“PRC”)	January 25, 2008	-	100%	Investment holding

Hollysys Group Co., Ltd. ("Hollysys Group")	PRC	December 17, 2007	-	100%	Investment holding

Hollysys (Beijing) Investment Co., Ltd. ("Hollysys Investment")	PRC	April 15, 2011	-	100%	Investment management

Beijing Hollysys Automation & Drive Co., Ltd. ("Hollysys A&D")	PRC	May 13, 2008	-	100%	Provision of integrated automation products and services

Hangzhou Hollysys Automation Co., Ltd. ("Hangzhou Hollysys")	PRC	September 24, 2003	-	100%	Provision of integrated automation products and services

Beijing Hollysys Electronics Technology Co., Ltd. ("Hollysys Electronics")	PRC	June 4, 2010	-	100%	Manufacture components of automation products for intercompanies

Beijing Hollycon Medicine & Technology Co., Ltd. ("Hollycon")	PRC	June 4, 2010	-	51%	Manufacture and sale of medical automation equipment

Beijing Hollysys Co., Ltd. ("Beijing Hollysys")	PRC	September 25, 1996	-	100%	Provision of integrated automation products and services

Beijing Haotong Science and Technology Development Co., Ltd. ("Haotong")	PRC	October 26, 2000	-	100%	Dormant

Beijing WoDeWeiYe Technology Exploration Co., Ltd. ("WoDeWeiYe")	PRC	December 31, 1997	-	51%	Manufacture and sale of electric components

Xi’an Hollysys Co., Ltd. ("Xi'an Hollysys")	PRC	March 9, 2011	-	100%	Research and development

Hollysys (Asia Pacific) Pte. Limited ("HAP")	Singapore	October 23, 1997	100%	-	Investment holding; Sale of integrated automation products

Concord Corporation Pte Ltd ("CCPL")	Singapore	March 10, 2008	-	100%	Provision of integrated construction and installation services

Concord Electrical Pte Ltd. ("CEPL")	Singapore	May 25, 1984	-	100%	Provision of integrated construction and installation services

Concord Electrical Sdn. Bhd ("CESB")	Malaysia	May 13, 1994	-	100%	Provision of integrated construction and installation services

Concord Corporation Pte. Ltd., Dubai branch ("CCPL Dubai")	Dubai	December 17, 2007	-	100%	Provision of integrated construction and installation services

Concord Solution (HK) Limited ("CSHK")	Hong Kong	May 9, 2012	-	100%	Provision of integrated automation products and services

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Property, Plant and Equipment [Table Text Block]

Property, plant and equipment are recorded at cost and are stated net of accumulated depreciation. Depreciation expense is determined using the straight-line method over the estimated useful lives of the assets as follows:

Buildings 30 years
Machinery	5 - 10 years
Software	5 years
Vehicles	5 years
Electronic and other equipment	5 years

Schedule Of Finite Lived Intangible Assets Estimated Useful Lives [Table Text Block]

These amortization methods reflect the estimated pattern in which the economic benefits of the respective acquired intangible assets are to be consumed. The estimated useful lives for the acquired intangible assets are as follows:

Category	Estimated useful life

Customer relationship	5 years
Order backlog	2 years

BUSINESS COMBINATION (Tables)	12 Months Ended
Jun. 30, 2012
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]

The following table summarizes the fair value of the assets acquired and liabilities assumed at the date of acquisition on July 1, 2011.

July 1, 2011
Cash and cash equivalents	$11,597,787
Accounts receivable	8,325,504
Other receivables	486,028
Advances to suppliers	485,583
Inventories	536,125
Prepaid expenses	48,098
Property, plant and equipment	4,009,933
Intangible assets	1,957,253
Total identifiable assets acquired	27,446,311

Accounts payable	4,379,465
Deferred revenue	696,452
Accrued payroll and related expense	329,946
Income tax payable	2,284,070
Accrued liabilities	3,236,106
Deferred tax liabilities	553,432
Long-term bank loans	644,939
Total liabilities assumed	12,124,410

Net identifiable assets acquired	15,321,901

Goodwill	27,588,883
Net assets acquired	$42,910,784

Business Acquisition, Pro Forma Information [Table Text Block]

	Year Ended June 30,
	2010	2011
	(Unaudited)	(Unaudited)

Total revenues	$199,341,604	$295,966,559
Net income attributable to Hollysys Automation Technologies Ltd. stockholders	33,225,194	48,967,621

Net income per ordinary share:
Basic	0.65	0.90
Diluted	$0.64	$0.89

INVENTORIES (Tables)	12 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]

Components of inventories are as follows:

	June 30,
	2011	2012

Raw materials	$8,470,007	$7,630,420
Work in progress	4,776,610	5,242,369
Finished goods	14,660,932	13,869,692
Low value consumables	65,051	2,744

	$27,972,600	$26,745,225

ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	June 30
	2011	2012

Accounts receivable	$108,694,045	$150,877,355
Allowance for doubtful accounts	(10,691,810)	(14,287,361)

	$98,002,235	$136,589,994

Allowance For Doubtful Accounts Receivable Rollforward [Table Text Block]

The movements in allowance for doubtful accounts are as follows:

	June 30,
	2010	2011	2012

Balance at beginning of year	$6,276,670	$8,408,318	$10,691,810
Additions	2,438,328	2,731,820	3,744,986
Written off	(341,917)	(903,768)	(408,848)
Exchange difference	35,237	455,440	259,413

Balance at end of year	$8,408,318	$10,691,810	$14,287,361

COST AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS (Tables)	12 Months Ended
Jun. 30, 2012
Costs In Excess Of Billings and Billings In Excess Of Costs Incurred [Abstract]
Costs and Estimated Earnings On Uncompleted Contracts [Table Text Block]
	June, 30
	2011	2012

Contract costs incurred plus estimated earnings	$389,676,454	$573,517,664
Less: progress billings	(286,160,795)	(458,356,428)

	$103,515,659	$115,161,236

PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Schedule Of Property Plant and Equipment Cost [Table Text Block]

A summary of property, plant and equipment is as follows:

	June 30,
	2011	2012

Buildings	$41,388,443	$53,018,610
Machinery	4,434,365	4,758,477
Software	2,798,335	3,573,146
Vehicles	1,282,623	1,607,261
Electronic and other equipment	16,218,118	16,991,624
Construction in progress	757,390	3,648,878
	66,879,274	83,597,996

Less: Accumulated depreciation	(13,297,961)	(20,061,350)

	$53,581,313	$63,536,646

PREPAID LAND LEASES (Tables)	12 Months Ended
Jun. 30, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]	A summary of prepaid land leases is as follows:
	June 30,
	2011	2012

Prepaid land leases	$6,734,503	$7,818,674
Less: Accumulated amortization	(562,624)	(948,598)

	$6,171,879	$6,870,076

ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Jun. 30, 2012
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]

	June 30,
	2011			2012
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value

Customer relationships	$-	-	-	$529,162	(105,832)	423,330
Order backlog	-	-	-	1,428,091	(1,256,450)	171,641
	$-	-	-	$1,957,253	(1,362,282)	594,971

Schedule of Expected Amortization Expense [Table Text Block]

Estimated amortization expense relating to the existing intangible assets for each of next five years is as follows:

Year ending June 30,
2013	$277,473
2014	105,832
2015	105,832
2016	105,834
2017	-
$594,971

GOODWILL (Tables)	12 Months Ended
Jun. 30, 2012
Goodwill Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]

The changes in the carrying amount of goods will are as follows:

	June 30,
	2011	2012

Balance at beginning of year	$-	$-
Goodwill acquired (note 3)	-	27,588,883
Impairment losses	-	-

Balance at end of year	$-	$27,588,883

INVESTMENTS IN EQUITY AND COST INVESTEES (Tables)	12 Months Ended
Jun. 30, 2012
Equity and Cost Method Investments [Abstract]
Schedule Of Long Term Investments Accounted For Equity Method Or Cost Method [Table Text Block]

The following long-term investments were accounted for under either the equity method or cost method.

June 30, 2012	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits	Advance to investee company	Total

Equity method
China Techenergy Co., Ltd.	40.00%	$5,691,790	$943,733	$46,610	$6,682,133
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	837,348	2,421,214	-	3,258,562
Beijing IPE Biotechnology Co., Ltd. (“IPE”)	23.39%	1,559,290	1,354,973	-	2,914,263
New Huake Electric Technology Co., Ltd.	37.50%	237,158	(237,158)	-	-
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	474,316	(248,345)	-	225,971
		$8,799,902	$4,234,417	$46,610	$13,080,929

Cost method
Shenhua Hollysys Information Technology Co., Ltd.	20.00%	$1,505,385	$-	$-	$1,505,385
Zhongjijing Investment Consulting Co., Ltd.	5.00%	316,211	-	-	316,211
Heilongjiang Ruixing Technology Co., Ltd.	8.31%	1,080,179	-	-	1,080,179
Zhejiang Sanxin Engineering Co., Ltd.	6.00%	94,863	-	-	94,863
		$2,996,638	$-	$-	$2,996,638

June 30, 2011	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits	Advance to investee company	Total

Equity method
China Techenergy Co., Ltd.	50.00%	$6,953,458	$2,994,512	$45,554	$9,993,524
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	818,367	2,020,888	-	2,839,255
New Huake Electric Technology Co., Ltd.	37.50%	231,782	(92,350)	-	139,432
Beijing IPE Biotechnology Co., Ltd.	23.39%	1,523,944	1,099,935	-	2,623,879
		$9,527,551	$6,022,985	$45,554	$15,596,090

Cost method
Shenhua Hollysys Information Technology Co., Ltd.	20.00%	$1,471,261	$-	$-	$1,471,261
Hollysys Equipment Technology Co., Ltd.	20.00%	46,356	-	-	46,356
Zhejiang Sanxin Engineering Co., Ltd.	6.00%	92,713	-	-	92,713
Zhongjijing Investment Consulting Co., Ltd.	5.00%	309,043	-	-	309,043
Heilongjiang Ruixing Technology Co., Ltd.	8.31%	1,055,689	-	-	1,055,689
		$2,975,062	$-	$-	$2,975,062

WARRANTY LIABILITIES (Tables)	12 Months Ended
Jun. 30, 2012
Warranty Liability [Abstract]
Schedule of Product Warranty Liability [Table Text Block]
	June 30,
	2011	2012

Beginning balance	$1,916,654	$2,798,800
Expense accrued	1,912,880	3,031,835
Expense incurred	(1,143,953)	(2,319,630)
Exchange difference	113,219	64,915

	$2,798,800	$3,575,920

LONG-TERM BANK LOANS (Tables)	12 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Schedule Of Long Term Debt [Table Text Block]
		2011	2012

RMB-denominated loan	(i)	$37,085,110	$32,411,580
MYR-denominated loan	(ii)	-	144,462
		37,085,110	32,556,042

Less: current portion		(5,408,245)	(7,914,668)

		$31,676,865	$24,641,374

(i)	The RMB denominated loan is repayable by 16 installments by March 29, 2016. It carries an annual interest rate of 5.94% at the inception date subject to yearly adjustments by reference to the benchmark rate over the same period announced by the People’s Bank of China. The borrowing is secured by a pledge of the headquarters facilities in Beijing, comprising of prepaid land lease and buildings with an aggregate carrying value of $37,789,950 and $41,111,270 as of June 30, 2011 and 2012, respectively. Principal payments of $7,905,264, $7,905,263, $7,905,263 and $8,695,790 are scheduled to be repaid in 2013, 2014, 2015 and 2016 respectively.

(ii)	The MYR denominated loan, assumed in the acquisition of Concord, is repayable by 129 installments by March 31, 2023. The interest rate is based on a premium of 2.5% per annum over the Bank Negara Malaysia Funding Rate with daily reset based on Bank Negara Malaysia’s benchmark rate over the same period for the first five years from March 8, 2007, thereafter at an interest rate of 0.3% per annum over the lending bank’s base lending rate with daily reset for the sixth year onwards. For the year ended June 30, 2012, the effective rate was 6.9% per annum. The borrowing is secured by a pledge of CESB’s building in Malaysia, with a carrying value of $569,171 as of June 30, 2012.

Schedule of Maturities of Long-term Debt [Table Text Block]

Scheduled principal payments for all outstanding borrowings on June 30, 2012 are as follows:

Year ending June 30,
2013	$7,914,668
2014	7,915,337
2015	7,916,055
2016	8,707,351
2017	12,384
2018 and onwards	90,247
$32,556,042

For the years ended June 30, 2010, 2011, and 2012, interest of $2,398,459, $2,396,133 and $2,642,998 was incurred; of which $1,295,687, $2,085,582 and $2,540,421 was charged to interest expenses, and $1,102,772, $310,551, and $102,577 was capitalized as construction in progress respectively.

SHARE BASED COMPENSATION EXPENSES (Tables)	12 Months Ended
Jun. 30, 2012
Restricted Stock [Member]
Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]

A summary of the restricted share activity for the year ended June 30, 2012 is as follows:

	Number of restricted shares	Weighted average grant date fair value

Nonvested at June 30, 2011	61,041	$12.34

Vested	20,416	12.52
Nonvested at June 30, 2012	40,625	$12.25

Performance Shares [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of the performance share option activity under the Plan for the year ended June 30, 2012 is as follows:

Performance options	Number of shares	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding at June 30, 2011	-	$-	-	$-

Granted	1,476,000	9.29	5	-
Exercised	-	-	-	-
Forfeited or expired	-	-	-	-
Outstanding at June 30, 2012	1,476,000	$9.29	4.64	$-
Vested and expected to vest at June 30, 2012	1,180,000	$9.29	4.64	$-
Exercisable at June 30, 2012	-	$-	-	$-

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The following table presents the assumptions used to estimate the fair values of the share options granted in the periods presented:

Year Ended June 30,
2012

Risk-free rate of return	0.71%
Expected life (in years)	4.17
Weighted average expected volatility	62.64%
Expected dividends	-

Stock Options [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of the share option activity under the Plan for the year ended June 30, 2012 is as follows:

Share Options	Number of shares	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Outstanding at June 30, 2011	438,000	$3.74	5.75	$2,444,040

Exercised	(300,000)	2.24	7.08	1,860,782
Outstanding at June 30, 2012	138,000	$7.01	0.73	$$208,380
Vested and expected to vest at June 30, 2012	138,000	$7.01	0.73	$$208,380
Exercisable at June 30, 2012	138,000	$7.01	0.73	$$208,380

INCOME TAX (Tables)	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]

The Company’s income before income taxes consists of:

	Year Ended June 30,
	2010	2011	2012

PRC	$37,710,514	$49,016,069	$70,490,625
Non-PRC	(2,491,090)	(1,106,988)	(3,564,560)

	$35,219,424	$47,909,081	$66,926,065

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

Income tax expense, most of which is incurred in the PRC, consists of:

	Year Ended June 30,
	2010	2011	2012

Current income tax expense	$8,540,774	$7,634,494	$8,828,453
Deferred income tax (benefit) expense	(877,341)	(1,190,527)	1,523,865

	$7,663,433	$6,443,967	$10,352,318

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

The reconciliation of tax computed by applying the statutory tax rate in PRC of 25% to the income before income taxes is as follows:

	Year Ended June 30,
	2010	2011	2012

Income before income taxes	$35,219,424	$47,909,081	$66,926,065

Expected income tax expense at statutory tax rate in PRC	8,804,856	11,977,270	16,731,517
Effect of different tax rates in various jurisdictions	15,555	15,070	417,565
Effect of preferential tax treatment	(4,989,382)	(5,768,020)	(6,551,269)
Effect of income for which no income tax is chargeable	(1,394,901)	(1,792,868)	(3,705,244)
Effect of additional deductible research and development expense	(197,472)	(860,736)	(1,690,928)
Effect of non-deductible expenses	883,415	882,370	4,399,717
Under/(over) provision of income tax in previous years	(86,171)	792,662	(400,446)
Change in valuation allowance	63,397	149,420	-
Utilization of tax loss previously not recognized	-	(40,019)	-
Effect of deemed profit arisen in re-organization	1,372,299	-	-
Withholding tax on capital repayment	3,082,100	1,077,377	-
Share of net gains of equity investees	-	-	1,222,667
Others	109,737	11,441	(71,261)

Income tax expenses	$7,663,433	$6,443,967	$10,352,318

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The temporary differences that have given rise to the deferred tax liabilities consist of the following:

	June 30,
	2011	2012
Deferred tax assets-current
Allowance for doubtful accounts	$1,811,353	$2,477,942
Inventory provision	242,891	404,846
Long-term assets	154,208	74,169
Deferred revenue	3,818,665	3,315,688
Warranty liabilities	416,429	539,189
Recognition of intangible assets	257,225	326,552
Accrued payroll	802,344	511,593
Net operating loss carry forward	684,085	700,979
Less: Valuation allowances	(631,775)	-
Total deferred tax assets-current	7,555,425	8,350,958

Deferred tax liabilities-current
Cost and estimated earnings in excess of billings	(5,533,959)	(7,590,901)
Others	-	(358,296)
Total deferred tax liabilities-current	(5,533,959)	(7,949,197)

Net deferred tax assets-current	2,021,466	772,061
Net deferred tax liabilities-current	$-	$(370,300)

Deferred tax assets, non-current
Long-term assets	302,998	495,865
Deferred revenue	231,030	381,596
Recognition of intangible assets	457,468	573,710
Total deferred tax assets-non-current	$991,496	$1,451,171

Deferred tax liabilities-non-current
Share of net gains of equity investees	-	(1,036,772)
Total deferred tax liabilities-non-current	$-	$(1,036,772)

Net deferred tax assets-non-current	$991,496	$414,399

INCOME PER SHARE (Tables)	12 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following table sets forth the computation of basic and diluted net income per share attributable to Hollysys for the years indicated:

	Year Ended June 30,
	2010	2011	2012

Numerator:
Net income attributable to Hollysys Automation Technologies Ltd	$25,704,538	$41,469,998	$56,221,847

Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share	51,243,667	54,564,842	55,659,765
Effect of dilutive securities
Share options	251,062	382,070	148,139
UPO	343,565	-	-
Restricted shares	-	2,368	20,457
Weighted average ordinary shares outstanding used in computing diluted income per share	51,838,294	54,949,280	55,828,361

Income per share – basic	$0.50	$0.76	$1.01

Income per share – diluted	$0.50	$0.75	$1.01

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Schedule Of Amount Due From Related Parties [Table Text Block]

Due from related parties

	June 30,
	2011	2012

China Techenergy	$10,837,123	$14,850,375
Shenhua Information	1,333,534	1,183,660
Hollysys Machine	-	297,622
Hollysys Equipment	4,790	4,901

	$12,175,447	$16,336,558

The Company’s management believes that the collection of amounts due from related parties is reasonably assured and accordingly, no provision had been made for these balances.

Schedule Of Amount Due To Related Parties [Table Text Block]

Due to related parties

	June 30,
	2011	2012

Shenhua Information	$2,725,059	$1,544,464
China Techenergy	536,125	401,719
Electric Motor	17,396	16,224
Hollysys Equipment	1,780	1,821
Hollysys Machine	-	45
New Huake	58,203	2

	$3,338,563	$1,964,275

Schedule Of Purchase Of Goods and Services With Related Party [Table Text Block]

Transactions with related parties

Purchases of goods and services from:

	Year ended June 30,
	2010	2011	2012

Electric Motor	$41,757	$34,085	$31,729
China Techenergy	70,368	-	-
Shenhua Information	4,857,416	2,151,391	41,045
New Huake	493,203	879,111	-

	$5,462,744	$3,064,587	$72,774

Purchase of building from:

	Year ended June 30,
	2010	2011	2012

Shenhua Information	$-	$3,608,675	$-

	$-	$3,608,675	$-

Operating lease expenses paid to:

	Year ended June 30,
	2010	2011	2012

Shenhua Information	$32,069	$-	$-

	$32,069	$-	$-

Sales of goods and integrated solutions to:

	Year ended June 30,
	2010	2011	2012

China Techenergy	$4,189,366	$3,557,125	$3,657,215
Shenhua Information	2,184,844	727,460	1,411,274
Hollysys Machine	-	-	296,523
Electric Motor	11,038	13,478	1,775
Zhejiang Sanxin	8,337	-	-
Hollysys Equipment	1,385	-	-

	$6,394,970	$4,298,063	$5,366,787

Operating lease income from:

	Year ended June 30,
	2010	2011	2012

Hollysys Machine	$-	$-	$45,475

	$-	$-	$45,475

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

Future minimum lease payments under non-cancelable operating leases with initial terms of one year or more consist of the following:

Year ended June 30,	Minimum lease payments

2013	$920,563
2014	681,270
2015	486,981
2016	322,205
2017	-

Total minimum lease payments	$2,411,019

SEGMENT REPORTING (Tables)	12 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Reconciliation of Revenue from Segments to Consolidated [Table Text Block]

Summarized information by segment for the years ended June 30, 2012 is as follows:

	Year ended June 30, 2012
	Industrial Automation	Rail Transportation	Miscellaneous	Consolidated

Revenues	$190,251,683	$100,946,417	$30,505,832	$321,703,932
Costs of revenue	120,646,668	51,682,038	23,028,476	195,357,182

Gross profit	$69,605,015	$49,264,379	$7,477,356	$126,346,750

	Year ended June 30, 2011
	Industrial Automation	Rail Transportation	Miscellaneous	Consolidated

Revenues	$142,323,167	$116,492,723	$4,025,996	$262,841,886
Costs of revenue	92,080,943	76,645,781	2,986,446	171,713,170

Gross profit	$50,242,224	$39,846,942	$1,039,550	$91,128,716

	Year ended June 30, 2010
	Industrial Automation	Rail Transportation	Miscellaneous	Consolidated

Revenues	$106,665,862	$62,444,732	$4,978,602	$174,089,196
Costs of revenue	67,731,823	41,097,636	5,107,915	113,937,374

Gross profit	$38,934,039	$21,347,096	$(129,313)	$60,151,822

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]

The majority of the Company’s revenues and long-lived assets other than goodwill are derived from and located in PRC. The following table sets forth the revenues by geographical area:

	Year ended June 30,
	2010		2011	2012

Revenues:	$
PRC		173,533,701	262,212,528	297,154,293
Non-PRC (including Hong Kong)		555,495	629,358	24,549,639

		$174,089,196	262,841,886	321,703,932

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]

The following table sets forth the long-lived assets other than goodwill by geographical area:

	June 30,
	2011		2012

Long-lived assets other than goodwill	$		$
PRC		78,314,521		85,990,556
Non-PRC (including Hong Kong)		9,823		1,088,704

		$78,324,344		$87,079,260

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Jun. 30, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Financial Statements [Table Text Block]

The following represents condensed unconsolidated financial information of the parent company only:

CONDENSED BALANCE SHEETS

(In US dollars)

	June 30,
	2011	2012
ASSETS
Current assets:
Amounts due from subsidiaries	$55,146,317	$109,290,207
Prepaid expenses	50,712	71,150
Total current assets	55,197,029	109,361,357

Advance payment for acquisition of a subsidiary	16,856,148	-
Investments in subsidiaries	193,809,983	229,258,171
Total assets	$265,863,160	$338,619,528

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accrued payroll and related expense	$43,984	$39,000
Accrued liabilities	761,519	479,413
Total current liabilities	805,503	518,413

Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized 54,692,129 and 55,998,917 shares issued and outstanding as of June 30, 2011 and 2012, respectively	54,693	55,999
Additional paid-in capital	167,128,921	178,060,482
Retained earnings	71,048,231	127,270,078
Accumulated other comprehensive income	26,825,812	32,714,556
Total equity	265,057,657	338,101,115

Total liabilities and equity	$265,863,160	$338,619,528

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

(In US dollars)

	Year Ended June 30,
	2010	2011	2012

General and administrative expenses	2,289,941	1,962,495	2,805,380
Loss from operations	(2,289,941)	(1,962,495)	(2,805,380)

Equity in profit or loss of subsidiaries	$27,994,479	$43,432,493	$59,027,227
Income before income taxes	25,704,538	41,469,998	56,221,847
Income tax expenses	-	-	-
Net income	25,704,538	41,469,998	56,221,847

Other comprehensive income, net of tax
Foreign currency translation adjustments	(656,488)	9,273,152	5,888,744
Comprehensive income	$25,048,050	$50,743,150	$62,110,591

CONDENSED STATEMENTS OF CASH FLOWS

(In US dollars)

	Year ended June 30,
	2010	2011	2012

Net cash used in operating activities, representing net decrease in cash and cash equivalents	$(70,942)	$-	$-

Cash and cash equivalents, beginning of year	$70,942	$-	$-
Cash and cash equivalents, end of year	$-	$-	$-

ORGANIZATION AND BUSINESS BACKGROUND (Details)	May 18, 2011	Dec. 01, 2010	Jun. 30, 2010	Jun. 30, 2012 Gifted Time Holdings Limited [Member]	Feb. 03, 2010 Gifted Time Holdings Limited [Member]	Feb. 02, 2010 Gifted Time Holdings Limited [Member]	Sep. 07, 2007 Gifted Time Holdings Limited [Member]	Jun. 30, 2012 Gifted Time Holdings Limited [Member] Direct [Member]	Jun. 30, 2012 Gifted Time Holdings Limited [Member] Indirect [Member]	Jun. 30, 2012 Clear Mind Limited [Member]	Jun. 30, 2012 Clear Mind Limited [Member] Direct [Member]	Jun. 30, 2012 Clear Mind Limited [Member] Indirect [Member]	Jun. 30, 2012 World Hope Enterprises Limited [Member]	Jun. 30, 2012 World Hope Enterprises Limited [Member] Direct [Member]	Jun. 30, 2012 World Hope Enterprises Limited [Member] Indirect [Member]	Jun. 30, 2012 Beijing Helitong S&T Exploration Co Ltd [Member]	Jun. 30, 2012 Beijing Helitong S&T Exploration Co Ltd [Member] Direct [Member]	Jun. 30, 2012 Beijing Helitong S&T Exploration Co Ltd [Member] Indirect [Member]	Jun. 30, 2012 Hollysys Group Co Ltd [Member]	Jun. 30, 2012 Hollysys Group Co Ltd [Member] Direct [Member]	Jun. 30, 2012 Hollysys Group Co Ltd [Member] Indirect [Member]	Jun. 30, 2012 Hollysys (Beijing) Investment Co Ltd [Member]	Jun. 30, 2012 Hollysys (Beijing) Investment Co Ltd [Member] Direct [Member]	Jun. 30, 2012 Hollysys (Beijing) Investment Co Ltd [Member] Indirect [Member]	Jun. 30, 2012 Beijing Hollysys Automation Drive Co Ltd [Member]	Jun. 30, 2012 Beijing Hollysys Automation Drive Co Ltd [Member] Direct [Member]	Jun. 30, 2012 Beijing Hollysys Automation Drive Co Ltd [Member] Indirect [Member]	Jun. 30, 2012 Hangzhou Hollysys Automation Co Ltd [Member]	Jun. 30, 2012 Hangzhou Hollysys Automation Co Ltd [Member] Direct [Member]	Jun. 30, 2012 Hangzhou Hollysys Automation Co Ltd [Member] Indirect [Member]	Jun. 30, 2012 Beijing Hollysys Electronics Technology Co Ltd [Member]	Jun. 30, 2012 Beijing Hollysys Electronics Technology Co Ltd [Member] Direct [Member]	Jun. 30, 2012 Beijing Hollysys Electronics Technology Co Ltd [Member] Indirect [Member]	Jun. 30, 2012 Beijing Hollycon Med. Tech. Co Ltd [Member]	Jun. 30, 2012 Beijing Hollycon Med. Tech. Co Ltd [Member] Direct [Member]	Jun. 30, 2012 Beijing Hollycon Med. Tech. Co Ltd [Member] Indirect [Member]	Jun. 30, 2012 Beijing Hollysys Co Ltd [Member]	Jun. 30, 2012 Beijing Hollysys Co Ltd [Member] Direct [Member]	Jun. 30, 2012 Beijing Hollysys Co Ltd [Member] Indirect [Member]	Jun. 30, 2012 Beijing Haotong Science and Technology Development Co Ltd [Member]	Jun. 30, 2012 Beijing Haotong Science and Technology Development Co Ltd [Member] Direct [Member]	Jun. 30, 2012 Beijing Haotong Science and Technology Development Co Ltd [Member] Indirect [Member]	Jun. 30, 2012 Beijing Wodeweiye Technology Exploration Co Ltd [Member]	Jun. 30, 2012 Beijing Wodeweiye Technology Exploration Co Ltd [Member] Direct [Member]	Jun. 30, 2012 Beijing Wodeweiye Technology Exploration Co Ltd [Member] Indirect [Member]	Jun. 30, 2012 Xian Hollysys Co Ltd [Member]	Jun. 30, 2012 Xian Hollysys Co Ltd [Member] Direct [Member]	Jun. 30, 2012 Xian Hollysys Co Ltd [Member] Indirect [Member]	Jun. 30, 2012 Hollysys (Asia Pacific) Pte Limited [Member]	Jun. 30, 2012 Hollysys (Asia Pacific) Pte Limited [Member] Direct [Member]	Jun. 30, 2012 Hollysys (Asia Pacific) Pte Limited [Member] Indirect [Member]	Jun. 30, 2012 Concord Corporation Pte Ltd [Member]	Jun. 30, 2012 Concord Corporation Pte Ltd [Member] Indirect [Member]	Jun. 30, 2012 Concord Electrical Pte Ltd [Member]	Jun. 30, 2012 Concord Electrical Pte Ltd [Member] Direct [Member]	Jun. 30, 2012 Concord Electrical Pte Ltd [Member] Indirect [Member]	Jun. 30, 2012 Concord Electrical Sdn Bhd [Member]	Jun. 30, 2012 Concord Electrical Sdn Bhd [Member] Direct [Member]	Jun. 30, 2012 Concord Electrical Sdn Bhd [Member] Indirect [Member]	Jun. 30, 2012 Concord Corporation Pte. Ltd Dubai Branch [Member]	Jun. 30, 2012 Concord Corporation Pte. Ltd Dubai Branch [Member] Direct [Member]	Jun. 30, 2012 Concord Corporation Pte. Ltd Dubai Branch [Member] Indirect [Member]	Jun. 30, 2012 Concord Solution (Hk) Limited [Member]	Jun. 30, 2012 Concord Solution (Hk) Limited [Member] Direct [Member]	Jun. 30, 2012 Concord Solution (Hk) Limited [Member] Indirect [Member]
Name of company				Gifted Time Holdings Limited ("GTH")						Clear Mind Limited ("Clear Mind")			World Hope Enterprises Limited ("World Hope")			Beijing Helitong Science & Technology Exploration Co., Ltd. ("Helitong")			Hollysys Group Co., Ltd. ("Hollysys Group")			Hollysys (Beijing) Investment Co., Ltd. ("Hollysys Investment")			Beijing Hollysys Automation & Drive Co., Ltd. ("Hollysys A&D")			Hangzhou Hollysys Automation Co., Ltd. ("Hangzhou Hollysys")			Beijing Hollysys Electronics Technology Co., Ltd. ("Hollysys Electronics")			Beijing Hollycon Medicine & Technology Co., Ltd. ("Hollycon")			Beijing Hollysys Co., Ltd. ("Beijing Hollysys")			Beijing Haotong Science and Technology Development Co., Ltd. ("Haotong")			Beijing WoDeWeiYe Technology Exploration Co., Ltd. ("WoDeWeiYe")			Xi''''an Hollysys Co., Ltd. ("Xi''''an Hollysys")			Hollysys (Asia Pacific) Pte. Limited ("HAP")			Concord Corporation Pte Ltd ("CCPL")		Concord Electrical Pte Ltd. ("CEPL")			Concord Electrical Sdn. Bhd ("CESB")			Concord Corporation Pte. Ltd., Dubai branch ("CCPL Dubai")			Concord Solution (HK) Limited ("CSHK")
Place of incorporation				BVI						BVI			Hong Kong			People''''s Republic of China ("PRC")			PRC			PRC			PRC			PRC			PRC			PRC			PRC			PRC			PRC			PRC			Singapore			Singapore		Singapore			Malaysia			Dubai			Hong Kong
Entity Incorporation, Date Of Incorporation				Sep 21, 2005						Nov 29, 2007			Sep 17, 2007			Jan 25, 2008			Dec 17, 2007			Apr 15, 2011			May 13, 2008			Sep 24, 2003			Jun 4, 2010			Jun 4, 2010			Sep 25, 1996			Oct 26, 2000			Dec 31, 1997			Mar 9, 2011			Oct 23, 1997			Mar 10, 2008		May 25, 1984			May 13, 1994			Dec 17, 2007			May 9, 2012
Percentage of ownership interest attributable to the Company	100.00%	28.04%	49.00%		40.00%	60.00%	100.00%	100.00%	0.00%		0.00%	100.00%		0.00%	100.00%		0.00%	100.00%		0.00%	100.00%		0.00%	100.00%		0.00%	100.00%		0.00%	100.00%		0.00%	100.00%		0.00%	51.00%		0.00%	100.00%		0.00%	100.00%		0.00%	51.00%		0.00%	100.00%		100.00%	0.00%		100.00%		0.00%	100.00%		0.00%	100.00%		0.00%	100.00%		0.00%	100.00%
Principal activities				Investment holding						Investment holding			Investment holding			Investment holding			Investment holding			Investment management			Provision of integrated automation products and services			Provision of integrated automation products and services			Manufacture components of automation products for intercompanies			Manufacture and sale of medical automation equipment			Provision of integrated automation products and services			Dormant			Manufacture and sale of electric components			Research and development			Investment holding; Sale of integrated automation products			Provision of integrated construction and installation services		Provision of integrated construction and installation services			Provision of integrated construction and installation services			Provision of integrated construction and installation services			Provision of integrated automation products and services

ORGANIZATION AND BUSINESS BACKGROUND (Details Textual)	1 Months Ended		12 Months Ended								1 Months Ended
	May 18, 2011 USD ($)	May 18, 2011 SGD	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2010 USD ($)	Dec. 01, 2010	Sep. 01, 2009 USD ($)	Feb. 03, 2010 Gifted Time Holdings Limited [Member]	Feb. 02, 2010 Gifted Time Holdings Limited [Member]	Sep. 07, 2007 Gifted Time Holdings Limited [Member]	Dec. 23, 2009 Beijing Hollysys [Member] USD ($)	Dec. 23, 2009 Beijing Hollysys [Member] CNY	Jul. 01, 2009 Beijing Hollysys [Member] USD ($)	Jul. 01, 2009 Beijing Hollysys [Member] CNY	Jun. 30, 2012 Beijing Hollysys [Member]	Jan. 01, 2010 Beijing Hollysys [Member]	Sep. 07, 2007 Beijing Hollysys [Member]	Jun. 30, 2012 Hangzhou Hollysys Automation Co., Ltd [Member]	Sep. 07, 2007 Hangzhou Hollysys Automation Co., Ltd [Member]	Sep. 07, 2007 Hangzhou Hollysys [Member]	Mar. 16, 2010 Unionway Resources Limited [Member] USD ($)
Percentage of ownership interest held	100.00%	100.00%			49.00%	28.04%		40.00%	60.00%	100.00%	24.11%	24.11%	75.89%	75.89%		100.00%	74.11%		60.00%	40.00%
Minority Interest Ownership Percentage By Noncontrolling Owners Acquried													1.78%	1.78%
Acquisition of equity interest from non-controlling interest			$ 0	$ 0	$ 10,373,600								$ 2,638,793	18,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	1,006,788	1,006,788									4,413,948	4,413,948
Business Acquisition, Cost of Acquired Entity, Cash Paid	33,789,285	41,500,000					279,120				9,917,063	67,634,366.25
Equity Method Investments, Fair Value Disclosure																					$ 53,011,515
Interest Holding Percentage Through Reorganisation Arrangement															74.11%
Interest Holding Percentage Through Reorganisation Arrangement1																		60.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Jun. 30, 2012
Building [Member]
Property, Plant and Equipment, Useful Life	30 years
Machinery [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	5 years
Machinery [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years
Software [Member]
Property, Plant and Equipment, Useful Life	5 years
Vehicles [Member]
Property, Plant and Equipment, Useful Life	5 years
Electronic and Other Equipments [Member]
Property, Plant and Equipment, Useful Life	5 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Jun. 30, 2012
Customer Relationships [Member]
Finite-Lived Intangible Asset, Useful Life	5 years
Order Or Production Backlog [Member]
Finite-Lived Intangible Asset, Useful Life	2 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Revenue Recognition Long Term Contract, Description	Recognizes 100% of the contractual revenue upon receipt of customer acceptance as the Company estimates that no further major costs will be incurred under a contract
Asset Impairment Charges	$ 0	$ 23,711	$ 715,246
Goodwill, Impairment Loss	0	0	286,610
Effective Value Added Tax Rate	17.00%
Percentage Of After Tax Income Transferred To Statutory Reserved	10.00%
Statutory Reserved, Balance, Maximum ,Description	50% of the registered capital
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	(275,341)	1,326,011	86,641
Change in Accounting Estimate, Financial Effect	If the estimated total costs of integrated solution contracts, which are revised during the year ended June, 30, 2012, had been used as a basis of recognition of contract revenue since the contract commencement, net income, basic net income per share, and diluted net income per share for the year ended June 30, 2012, would have decreased by $13,109,779, $0.24, and $0.23, respectively
Concentration Risk, Customer	The Company has no customer that individually comprised 10% or more of the outstanding balance	The Company has no customer that individually comprised 10% or more of the outstanding balance
Percentage Of Currency Depreciation	2.22%	4.64%	0.61%
Prepaid land leases	6,870,076	6,171,879
Equity Method Investee [Member]
Impairment loss on long-term investment	0	0	152,732
Cost Method Investee [Member]
Impairment loss on long-term investment	$ 0	$ 165,948	$ 0
Internally Developed Software Products [Member]
Percentage Of Value Added Tax Refunded	14.00%
Minimum [Member]
Business Acquisition, Percentage of Voting Interests Acquired	20.00%
Contract Period	6 months
Minimum [Member] | Land Use Rights [Member]
Finite-Lived Intangible Asset, Useful Life	49 years
Maximum [Member]
Business Acquisition, Percentage of Voting Interests Acquired	50.00%
Contract Period	5 years
Maximum [Member] | Land Use Rights [Member]
Finite-Lived Intangible Asset, Useful Life	50 years

BUSINESS COMBINATION (Details)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	May 18, 2011 USD ($)	Sep. 01, 2009 USD ($)	Sep. 01, 2009 CNY
Cash and cash equivalents		$ 11,597,787
Accounts receivable		8,325,504
Other receivables		486,028
Advances to suppliers		485,583
Inventories		536,125
Prepaid expenses		48,098
Property, plant and equipment		4,009,933
Intangible assets		1,957,253
Total identifiable assets acquired		27,446,311
Accounts payable		4,379,465
Deferred revenue		696,452
Accrued payroll and related expense		329,946
Income tax payable		2,284,070
Accrued liabilities		3,236,106
Deferred tax liabilities		553,432
Long-term bank loans		644,939
Total liabilities assumed		12,124,410
Net identifiable assets acquired		15,321,901
Goodwill	27,588,883	27,588,883		286,610
Net assets acquired		$ 42,910,784	$ 43,200,000	$ 294,422	2,000,000

BUSINESS COMBINATION (Details 1) (USD $)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Total revenues	$ 295,966,559	$ 199,341,604
Net income attributable to Hollysys Automation Technologies Ltd. stockholders	$ 48,967,621	$ 33,225,194
Net income per ordinary share:
Basic (in dollars per share)	$ 0.9	$ 0.65
Diluted (in dollars per share)	$ 0.89	$ 0.64

BUSINESS COMBINATION (Details Textual)	1 Months Ended		12 Months Ended						12 Months Ended			1 Months Ended				12 Months Ended		12 Months Ended			12 Months Ended
	May 18, 2011 USD ($)	May 18, 2011 SGD	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2010 USD ($)	Dec. 01, 2010	Sep. 01, 2009 USD ($)	Sep. 01, 2009 CNY	Jun. 30, 2012 Incentive Shares [Member]	Sep. 01, 2009 Beijing Wodeweiye Technology Limited [Member] USD ($)	Sep. 01, 2009 Beijing Wodeweiye Technology Limited [Member] CNY	Jul. 31, 2011 Concord [Member] USD ($)	May 18, 2011 Concord [Member] USD ($)	May 18, 2011 Concord [Member] SGD	May 31, 2011 Concord [Member] USD ($)	Jun. 30, 2012 Concord [Member] USD ($)	Jul. 01, 2011 Concord [Member] USD ($)	Jun. 30, 2012 Customer Relationships [Member]	Jun. 30, 2012 Customer Relationships [Member] Concord [Member]	Jun. 30, 2011 Customer Relationships [Member] Concord [Member] USD ($)	Jun. 30, 2012 Order Backlogs [Member] Concord [Member] USD ($)
Equity Method Investment Ownership Percentage Acquried	100.00%	100.00%					51.00%	51.00%		51.00%	51.00%		100.00%	100.00%
Business Acquisition, Cost of Acquired Entity, Purchase Price	$ 43,200,000			$ 42,910,784			$ 294,422	2,000,000		$ 294,422	2,000,000
Business Acquisition, Purchase Price Allocation, Goodwill Amount			27,588,883	27,588,883			286,610			286,610						27,588,883
Business Acquisition, Cost of Acquired Entity, Cash Paid	33,789,285	41,500,000					279,120			279,120			33,789,285	41,500,000
Equity Method Investment, Ownership Percentage	100.00%	100.00%			49.00%	28.04%							100.00%	100.00%
Payment For Business Acquisition												20,750,000			20,750,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	1,006,788	1,006,788											1,006,788	1,006,788
Equity Method Investment, Quoted Market Value																	9,121,499
Options outstanding, Options granted									1,510,181
Business Acquisition, Purchase Price Allocation, Amortizable Intangible Assets				1,957,253																529,162	1,428,091
Finite-Lived Intangible Asset, Useful Life																		5 years	5 years		2 years
Revenues			321,703,932	262,841,886	174,089,196											24,237,402
Net Income (Loss) Attributable To Parent			$ 56,221,847	$ 41,469,998	$ 25,704,538											$ 1,936,780

INVENTORIES (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Raw materials	$ 7,630,420	$ 8,470,007
Work in progress	5,242,369	4,776,610
Finished goods	13,869,692	14,660,932
Low value consumables	2,744	65,051
Inventories	$ 26,745,225	$ 27,972,600

ACCOUNTS RECEIVABLE (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Accounts receivable	$ 150,877,355	$ 108,694,045
Allowance for doubtful accounts	(14,287,361)	(10,691,810)
Accounts receivable, net of allowance for doubtful accounts of $10,691,810 and $14,287,361 as of June 30, 2011 and 2012, respectively	$ 136,589,994	$ 98,002,235

ACCOUNTS RECEIVABLE (Details 1) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Balance at beginning of year	$ 10,691,810	$ 8,408,318	$ 6,276,670
Additions	3,744,986	2,731,820	2,438,328
Written off	(408,848)	(903,768)	(341,917)
Exchange difference	259,413	455,440	35,237
Balance at end of year	$ 14,287,361	$ 10,691,810	$ 8,408,318

ACCOUNTS RECEIVABLE (Details Textual) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Pledged Assets, Not Separately Reported, Finance Receivables	$ 0	$ 6,767,705

COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Contract costs incurred plus estimated earnings	$ 573,517,664	$ 389,676,454
Less: progress billings	(458,356,428)	(286,160,795)
Cost and estimated earnings in excess of billings, net	$ 115,161,236	$ 103,515,659

COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS (Details Textual) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Contracts Completed But Still Within Warranty Period	$ 16,762,243	$ 11,351,985
Contracts Completed But Still Within Warranty Period Current	$ 676,318	$ 2,301,449

PROPERTY, PLANT AND EQUIPMENT (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Property, Plant and Equipment, Gross	$ 83,597,996	$ 66,879,274
Less: Accumulated depreciation and amortization	(20,061,350)	(13,297,961)
Property, plant and equipment, net	63,536,646	53,581,313
Building [Member]
Property, Plant and Equipment, Gross	53,018,610	41,388,443
Machinery [Member]
Property, Plant and Equipment, Gross	4,758,477	4,434,365
Software [Member]
Property, Plant and Equipment, Gross	3,573,146	2,798,335
Vehicles [Member]
Property, Plant and Equipment, Gross	1,607,261	1,282,623
Electronoic Equipment and Other Equipment [Member]
Property, Plant and Equipment, Gross	16,991,624	16,218,118
Construction In Progress [Member]
Property, Plant and Equipment, Gross	$ 3,648,878	$ 757,390

PROPERTY, PLANT AND EQUIPMENT (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Depreciation, Depletion and Amortization	$ 6,054,199	$ 4,334,113	$ 2,538,048
Pledged Assets, Not Separately Reported, Real Estate	35,819,745	32,504,272
Construction In Progress [Member]
Accumulated Capitalized Interest Costs	$ 102,577	$ 310,551	$ 1,102,772

PREPAID LAND LEASES (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Prepaid land leases	$ 7,818,674	$ 6,734,503
Less: Accumulated amortization	(948,598)	(562,624)
Deferred Costs, Leasing, Net	$ 6,870,076	$ 6,171,879

PREPAID LAND LEASES (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Amortization of Deferred Leasing Fees	$ 171,204	$ 134,479	$ 144,994
Deferred Costs Leasing Net Current and Noncurrent	$ 5,291,525	$ 5,285,678

ASSETS HELD FOR SALE (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Assets Held-For-Sale, Current	$ 0	$ 8,945,718
Other Depreciation and Amortization	$ 281,270

ACQUIRED INTANGIBLE ASSETS, NET (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Gross carrying value	$ 1,957,253	$ 0
Amortization of intangible assets	1,362,282	0	0
Net carrying value	594,971	0
Customer Relationships [Member]
Gross carrying value	529,162	0
Amortization of intangible assets	(105,832)	0
Net carrying value	423,330	0
Order Or Production Backlog [Member]
Gross carrying value	1,428,091	0
Amortization of intangible assets	(1,256,450)	0
Net carrying value	$ 171,641	$ 0

ACQUIRED INTANGIBLE ASSETS, NET (Details 1) (USD $)	Jun. 30, 2012	Jun. 30, 2011
2013	$ 277,473
2014	105,832
2015	105,832
2016	105,834
2017	0
Acquired intangible assets, net	$ 594,971	$ 0

ACQUIRED INTANGIBLE ASSETS, NET (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Amortization Of Intangible Assets	$ 1,362,282	$ 0	$ 0

GOODWILL (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Balance at beginning of year	$ 0	$ 0
Goodwill acquired (note 3)	27,588,883	0
Impairment losses	0	0	286,610
Balance at end of year	$ 27,588,883	$ 0	$ 0

INVESTMENTS IN EQUITY AND COST INVESTEES (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011	May 18, 2011	Dec. 01, 2010	Aug. 01, 2010	Jun. 30, 2010	Nov. 30, 2011 China Techenergy Co Ltd [Member]	Jun. 30, 2012 Equity Method Investments [Member]	Jun. 30, 2011 Equity Method Investments [Member]	Jun. 30, 2012 Equity Method Investments [Member] China Techenergy Co Ltd [Member]	Jun. 30, 2011 Equity Method Investments [Member] China Techenergy Co Ltd [Member]	Jun. 30, 2012 Equity Method Investments [Member] Beijing Hollysys Electric Motor Co Ltd [Member]	Jun. 30, 2011 Equity Method Investments [Member] Beijing Hollysys Electric Motor Co Ltd [Member]	Jun. 30, 2012 Equity Method Investments [Member] Beijing Ipe Biotechnology Co Ltd [Member]	Jun. 30, 2011 Equity Method Investments [Member] Beijing Ipe Biotechnology Co Ltd [Member]	Jun. 30, 2012 Equity Method Investments [Member] New Huake Electric Technology Co Ltd [Member]	Jun. 30, 2011 Equity Method Investments [Member] New Huake Electric Technology Co Ltd [Member]	Jun. 30, 2012 Equity Method Investments [Member] Beijing Hollysys Machine Automation Co Ltd [Member]	Jun. 30, 2012 Cost-Method Investments [Member]	Jun. 30, 2011 Cost-Method Investments [Member]	Jun. 30, 2012 Cost-Method Investments [Member] Shenhua Hollysys Information Technology Co Ltd [Member]	Jun. 30, 2011 Cost-Method Investments [Member] Shenhua Hollysys Information Technology Co Ltd [Member]	Jun. 30, 2012 Cost-Method Investments [Member] Zhongjijing Investment Consulting Co Ltd [Member]	Jun. 30, 2011 Cost-Method Investments [Member] Zhongjijing Investment Consulting Co Ltd [Member]	Jun. 30, 2012 Cost-Method Investments [Member] Heilongjiang Ruixing Technology Co Ltd [Member]	Jun. 30, 2011 Cost-Method Investments [Member] Heilongjiang Ruixing Technology Co Ltd [Member]	Jun. 30, 2012 Cost-Method Investments [Member] Zhejiang Sanxin Engineering Co Ltd [Member]	Jun. 30, 2011 Cost-Method Investments [Member] Zhejiang Sanxin Engineering Co Ltd [Member]	Jun. 30, 2011 Cost-Method Investments [Member] Hollysys Equipment Technology Co Ltd [Member]
Interest held			100.00%	28.04%		49.00%	50.00%			40.00%		40.00%		23.39%		37.50%		30.00%			20.00%		5.00%		8.31%		6.00%
Long-term investment,at cost, less impairment										$ 5,691,790		$ 837,348		$ 1,559,290		$ 237,158		$ 474,316			$ 1,505,385		$ 316,211		$ 1,080,179		$ 94,863
Share ofundistributed profits										943,733		2,421,214		1,354,973		(237,158)		(248,345)			0		0		0		0
Advance to investee company										46,610		0		0		0		0			0		0		0		0
Total	13,080,929	15,596,090								6,682,133		3,258,562		2,914,263		0		225,971			1,505,385		316,211		1,080,179		94,863
Interest held					20.00%						50.00%		40.00%		23.39%		37.50%					20.00%		5.00%		8.31%		6.00%	20.00%
Long-term investment, at cost, less impairment								8,799,902	9,527,551		6,953,458		818,367		1,523,944		231,782		2,996,638	2,975,062		1,471,261		309,043		1,055,689		92,713	46,356
Share of undistributed profits								4,234,417	6,022,985		2,994,512		2,020,888		1,099,935		(92,350)		0	0		0		0		0		0	0
Advance To Investee Company								46,610	45,554		45,554		0		0		0		0	0		0		0		0		0	0
Total	$ 2,996,638	$ 2,975,062						$ 13,080,929	$ 15,596,090		$ 9,993,524		$ 2,839,255		$ 2,623,879		$ 139,432		$ 2,996,638	$ 2,975,062		$ 1,471,261		$ 309,043		$ 1,055,689		$ 92,713	$ 46,356

INVESTMENTS IN EQUITY AND COST INVESTEES (Details Textual)	Feb. 29, 2012 USD ($)	Feb. 29, 2012 CNY	May 18, 2011	Dec. 01, 2010	Aug. 01, 2010	Jun. 30, 2010	Sep. 01, 2009	Jun. 30, 2011 Shenhua Hollysys Information Technology Co., Ltd. USD ($)	Jun. 30, 2010 Shenhua Hollysys Information Technology Co., Ltd. USD ($)	Jun. 30, 2010 Shenhua Hollysys Information Technology Co., Ltd. CNY	Jun. 30, 2012 Shenhua Hollysys Information Technology Co., Ltd.	Aug. 01, 2010 Shenhua Hollysys Information Technology Co., Ltd.	Apr. 30, 2011 Ipe Biotechnology Co., Ltd [Member] USD ($)	Apr. 30, 2011 Ipe Biotechnology Co., Ltd [Member] CNY	Nov. 30, 2010 Ipe Biotechnology Co., Ltd [Member] USD ($)	Nov. 30, 2010 Ipe Biotechnology Co., Ltd [Member] CNY	Jun. 30, 2011 Ipe Biotechnology Co., Ltd [Member] USD ($)	Jun. 30, 2010 Ipe Biotechnology Co., Ltd [Member]	Dec. 01, 2010 Ipe Biotechnology Co., Ltd [Member]	Nov. 30, 2011 China Techenergy Co., Ltd [Member] USD ($)	Nov. 30, 2011 China Techenergy Co., Ltd [Member] CNY	Jun. 30, 2012 China Techenergy Co., Ltd [Member] USD ($)	Jun. 30, 2011 China Techenergy Co., Ltd [Member]	Aug. 31, 2011 Hollysys Equipment Technology Co Ltd [Member] USD ($)	Aug. 31, 2011 Hollysys Equipment Technology Co Ltd [Member] CNY	Jun. 30, 2012 Hollysys Equipment Technology Co Ltd [Member] USD ($)	Feb. 29, 2012 Hollysys Machine [Member]
Equity Method Investment Disposal Percentage									29.00%	29.00%								3.12%		10.00%	10.00%			20.00%	20.00%
Equity Method Investment, Ownership Percentage			100.00%	28.04%		49.00%		40.00%	49.00%	49.00%	40.00%						23.39%	31.15%	28.04%	50.00%	50.00%	40.00%	50.00%				30.00%
Sale Of Equity Method Investment For Cash Consideration									$ 3,526,793	23,377,700					$ 140,980	934,500				$ 4,395,326	27,800,000			$ 44,381	280,700
Equity Method Investment, Realized Gain (Loss) on Disposal								1,443,994									43,461					2,047,016				3,039
Cost Method Investment Ownership Percentage					20.00%							20.00%
Capital Invested By Third Party Into Affiliated Entity													4,525,843	30,000,000
Equity Method Investment Ownership Percentage Acquried			100.00%				51.00%
Equity Method Investment, Underlying Equity in Net Assets																	756,619
Total Registered Capital	1,588,310	10,000,000
Registered Capital	$ 476,493	3,000,000

WARRANTY LIABILITIES (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Beginning balance	$ 2,798,800	$ 1,916,654
Expense accrued	3,031,835	1,912,880
Expense incurred	(2,319,630)	(1,143,953)
Exchange difference	64,915	113,219
Ending balance	$ 3,575,920	$ 2,798,800

SHORT-TERM BANK LOANS (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Short-term bank loans	$ 0	$ 11,528,465
Secured Debt, Current		6,767,705
Interest Expense	$ 557,333	$ 117,507	$ 91,076
Minimum [Member]
Debt Instrument, Interest Rate, Effective Percentage		5.85%
Maximum [Member]
Debt Instrument, Interest Rate, Effective Percentage		8.18%
Weighted Average [Member]
Debt Instrument, Interest Rate, Effective Percentage		7.37%

LONG-TERM BANK LOANS (Details) (USD $)	Jun. 30, 2012		Jun. 30, 2011
Loans Payable to Bank	$ 32,556,042		$ 37,085,110
Less: Current portion	(7,914,668)		(5,408,245)
Long-term bank loans	24,641,374		31,676,865
RMB-denominated loan [Member]
Loans Payable to Bank	32,411,580	[1]	37,085,110	[1]
MYR-denominated loan [Member]
Loans Payable to Bank	$ 144,462	[2]	$ 0	[2]

[1]	The loan from Industrial and Commercial Bank of China is effective from March 31, 2009 to March 30, 2016, with an annual effective interest rate of 6.44%. The borrowing was secured by a pledge of the new headquarters facility in Beijing, comprised of land and buildings with the aggregate carrying value of $37,789,950 and $41,111,270 as of June 30, 2011 and 2012, respectively.
[2]	The loan from United Overseas Bank (Malaysia) Bhd is borrowed by CESB, the Company's newly acquired subsidiary and its financial statements are included in the Company's consolidated financial statements effective from July, 1, 2012. The loan is effective from March 8, 2007 to March 7, 2022, at the interest rate of 2.5% per annum over the Bank Negara Malaysia (BNM) Funding Rate with daily rests (subject to Bank Negara Malaysia's approval) for the first 5 years, thereafter at the interest rate of 0.3% per annum over the Bank's Base Lending Rate with daily rests for the 6th year onwards. For fiscal year 2012, the effective rate is 6.9% per annum. The borrowing was secured by a pledge of CESB's building in Malaysia, with the carrying value of $569,171 as of the June 30, 2012.

LONG-TERM BANK LOANS (Details 1) (USD $)	Jun. 30, 2012	Jun. 30, 2011
2013	$ 7,914,668
2014	7,915,337
2015	7,916,055
2016	8,707,351
2017	12,384
2018 and onwards	90,247
Loans Payable to Bank	$ 32,556,042	$ 37,085,110

LONG-TERM BANK LOANS (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Interest Payable	$ 2,642,998	$ 2,396,133	$ 2,398,459
Interest Expense, Debt	2,540,421	2,085,582	1,295,687
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	7,905,264
Long-term Debt, Maturities, Repayments of Principal in Year Two	7,905,263
Long-term Debt, Maturities, Repayments of Principal in Year Three	7,905,263
Long-term Debt, Maturities, Repayments of Principal in Year Four	8,695,790
Construction In Progress [Member]
Accumulated Capitalized Interest Costs	102,577	310,551	1,102,772
Industrial and Commercial Bank Of China [Member]
Debt Instrument, Interest Rate During Period	5.94%
Secured Long-term Debt, Noncurrent	41,111,270	37,789,950
United Overseas Bank (Malaysia) Bhd
Debt Instrument, Interest Rate During Period	6.90%
Secured Long-term Debt, Noncurrent	$ 569,171
Debt Instrument, Description of Variable Rate Basis	The loan is effective from March 8, 2007 to March 7, 2022, at the interest rate of 2.5% per annum over the Bank Negara Malaysia (BNM) Funding Rate with daily rests (subject to Bank Negara Malaysia''''s approval) for the first 5 years, thereafter at the interest rate of 0.3% per annum over the Bank''''s Base Lending Rate with daily rests for the 6th year onwards.

LONG-TERM BOND PAYABLE (Details Textual) (Bonds [Member])	1 Months Ended
	Dec. 31, 2007 USD ($)	Dec. 31, 2007 CNY
Debt Instrument Aggregate Principal Amount	$ 44,466,475	305,000,000
Long-term Debt, Gross	11,663,338	80,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.68%	6.68%
Debt Instrument, Maturity Date	Dec 31, 2010	Dec 31, 2010
Debt Issuance Cost	$ 183,559	1,254,054

STOCKHOLDERS' EQUITY (Details Textual)	1 Months Ended	12 Months Ended						0 Months Ended	1 Months Ended			0 Months Ended	1 Months Ended					0 Months Ended	1 Months Ended
	May 18, 2011	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2010	Dec. 01, 2010	Sep. 01, 2009 USD ($)	Jun. 30, 2010 Preferred Class [Member] USD ($)	Sep. 02, 2011 Concord [Member]	May 18, 2011 Concord [Member] USD ($)	May 18, 2011 Concord [Member] SGD	Jun. 30, 2012 Concord [Member] USD ($)	Jun. 03, 2010 Unit Purchase Option Holder [Member]	Apr. 30, 2010 Unit Purchase Option Holder [Member]	Aug. 31, 2005 Unit Purchase Option Holder [Member]	Jun. 30, 2010 Non Controlling Interest Holder [Member] USD ($)	Jul. 01, 2009 Non Controlling Interest Holder [Member] USD ($)	Jul. 01, 2009 Non Controlling Interest Holder [Member] CNY	Mar. 16, 2010 Unionway Resources Limited [Member]	Dec. 23, 2009 Unionway Resources Limited [Member] USD ($)	Dec. 23, 2009 Unionway Resources Limited [Member] CNY	Jun. 30, 2010 Unionway Resources Limited [Member] USD ($)
Equity Method Investment, Ownership Percentage	100.00%			49.00%	28.04%				100.00%	100.00%						1.78%	1.78%		24.11%	24.11%
Equity Method Investment, Aggregate Cost																$ 2,638,793	18,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	1,006,788								1,006,788	1,006,788									4,413,948	4,413,948
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned									9,121,499										53,011,515
Cash Paid To Acquire Equity Interests From Non Controlling Holder									33,789,285	41,500,000									9,936,203	67,634,366
Acquisition of additional equity interest in a subsidiary from noncontrolling interest (in shares)								1,006,788										4,413,948
Additional Paid-In Capital		151,305,146	140,373,585												1,414,108						44,586,023
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercises In Period		672,000	1,070,700	0									250,000
Stock Issued During Period, Shares, New Issues												92,567		250,000
Business Acquisition, Purchase Price Allocation, Goodwill Amount		$ 27,588,883	$ 27,588,883			$ 286,610					$ 27,588,883
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														500,000
Percentage Of Ordinary Shares Acquisition		20.00%
Percentage Of Tender Offer For Ordinary Shares		20.00%
Percentage Of Ordinary Shares Acquiring Discount		50.00%
Exercise Price Of Ordinary Share							$ 160

SHARE BASED COMPENSATION EXPENSES (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Number of shares, Exercised	672,000	1,070,700	0
Stock Options [Member]
Number of shares, Outstanding at June 30, 2011	438,000	438,000
Number of shares, Exercised	(300,000)
Number of shares, Outstanding at June 30, 2012	138,000	438,000
Number of shares, Vested and expected to vest at June 30, 2012	138,000
Number of shares, Exercisable at June 30, 2012	138,000
Weighted average exercise price, Outstanding at June 30, 2011 (in dollars per share)	3.74	3.74
Weighted average exercise price, Exercised (in dollars per share)	2.24
Weighted average exercise price, Outstanding at June 30, 2012 (in dollars per share)	7.01	3.74
Weighted average exercise price, Vested and expected to vest at June 30, 2012 (in dollars per share)	7.01
Weighted average exercise price, Exercisable at June 30, 2012 (in dollars per share)	7.01
Weighted average remaining contractual life (years), Outstanding	8 months 23 days	5 years 9 months
Weighted average remaining contractual life (years), Exercised	7 years 9 months 18 days
Weighted average remaining contractual life (years), Vested and expected to vest at June 30, 2012	8 months 23 days
Weighted average remaining contractual life (years), Exercisable at June 30, 2012	8 months 23 days
Aggregate intrinsic value, Outstanding at June 30, 2011	2,444,040
Aggregate intrinsic value, Exercised	1,860,782
Aggregate intrinsic value, Outstanding at June 30, 2012	208,380
Aggregate intrinsic value, Vested and expected to vest at June 30, 2012	208,380
Aggregate intrinsic value, Exercisable at June 30, 2012	208,380

SHARE BASED COMPENSATION EXPENSES (Details 1) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Feb. 20, 2012 Performance Shares [Member]	Jun. 30, 2012 Performance Shares [Member]	Jun. 30, 2011 Performance Shares [Member]
Number of shares, Outstanding at June 30, 2011					0
Number of shares, Granted				1,476,000	1,476,000
Number of shares, Exercised	672,000	1,070,700	0		0
Number of shares, Forfeited or expired					0
Number of shares, Outstanding at June 30, 2012					1,476,000
Number of shares, Vested and expected to vest at June 30, 2012					1,180,000
Number of shares, Exercisable at June 30, 2012					0
Weighted average exercise price, Outstanding at June 30, 2011 (in dollars per share)					$ 0
Weighted average exercise price, Granted (in dollars per share)				$ 9.29	$ 9.29
Weighted average exercise price, Exercised (in dollars per share)					$ 0
Weighted average exercise price, Forfeited or expired (in dollars per share)					$ 0
Weighted average exercise price, Outstanding at June 30, 2012 (in dollars per share)					$ 9.29
Weighted average exercise price, Vested and expected to vest at June 30, 2012 (in dollars per share)					$ 9.29
Weighted average exercise price, Exercisable at June 30, 2012 (in dollars per share)					$ 0
Weighted average remaining contractual life (years), Outstanding					4 years 7 months 20 days	0 years
Weighted average remaining contractual life (years), Granted					5 years
Weighted average remaining contractual life (years), Exercised					0 years
Weighted average remaining contractual life (years), Forfeited or expired					0 years
Weighted average remaining contractual life (years), Vested and expected to vest at June 30, 2012					4 years 7 months 20 days
Weighted average remaining contractual life (years), Exercisable at June 30, 2012					0 years
Aggregate intrinsic value, Outstanding at June 30, 2011					$ 0
Aggregate intrinsic value, Granted					0
Aggregate intrinsic value, Exercised					0
Aggregate intrinsic value, Forfeited or expired					0
Aggregate intrinsic value, Outstanding at June 30, 2012					0
Aggregate intrinsic value, Vested and expected to vest at June 30, 2012					0
Aggregate intrinsic value, Exercisable at June 30, 2012					$ 0

SHARE BASED COMPENSATION EXPENSES (Details 2) (Performance Shares [Member])	12 Months Ended
Jun. 30, 2012
Performance Shares [Member]
Risk-free rate of return	0.71%
Expected life (in years)	4 years 2 months 12 days
Weighted average expected volatility	62.64%
Expected dividends	0.00%

SHARE BASED COMPENSATION EXPENSES (Details 3) (Restricted Stock [Member], USD $)	12 Months Ended
Jun. 30, 2012
Restricted Stock [Member]
Number of restricted shares, Nonvested at June 30, 2011	61,041
Number of restricted shares, Vested	20,416
Number of restricted shares, Nonvested at June 30, 2012	40,625
Weighted average grant date fair value, Nonvested at June 30, 2011 (in dollars per share)	$ 12.34
Weighted average grant date fair value, Vested (in dollars per share)	$ 12.52
Weighted average grant date fair value, Nonvested at June 30, 2012 (in dollars per share)	$ 12.25

SHARE BASED COMPENSATION EXPENSES (Details Textual) (USD $)	12 Months Ended			1 Months Ended		0 Months Ended		12 Months Ended			0 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended						1 Months Ended	0 Months Ended		12 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Feb. 20, 2012 Service and Performance Conditions 1 [Member]	Feb. 20, 2012 Service and Performance Conditions 2 [Member]	Jun. 02, 2008 Stock Options Vesting Group1 [Member]	Jun. 02, 2008 Stock Options Vesting Group2 [Member]	Jun. 30, 2012 Stock Options [Member]	Jun. 30, 2011 Stock Options [Member]	Jun. 30, 2010 Stock Options [Member]	Jun. 02, 2011 Restricted Stock [Member]	Feb. 01, 2011 Restricted Stock [Member]	Jan. 31, 2011 Restricted Stock [Member]	Jun. 30, 2012 Restricted Stock [Member]	Jun. 30, 2011 Restricted Stock [Member]	Jun. 30, 2011 Restricted Stock [Member] Director [Member]	Feb. 20, 2012 Performance Shares [Member]	Jun. 30, 2012 Performance Shares [Member]	Jun. 30, 2011 Performance Shares [Member]	Jun. 30, 2010 Performance Shares [Member]	Jun. 30, 2012 Performance Shares [Member] Service and Performance Conditions 1 [Member]	Jun. 30, 2012 Performance Shares [Member] Service and Performance Conditions 2 [Member]	Jun. 30, 2012 Incentive Shares [Member]	Jan. 20, 2009 Stock Plan 2006 [Member]	Jun. 02, 2008 Stock Plan 2006 [Member]	Feb. 01, 2008 Stock Plan 2006 [Member]	Jun. 30, 2012 Stock Plan 2006 [Member]	Sep. 20, 2007 Stock Plan 2006 [Member]	Jun. 30, 2012 Stock Plan2006 One [Member]	Jun. 30, 2012 Stock Plan2006 Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																												3,000,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross											30,000	22,500	15,000	0	67,500	67,500	1,476,000	1,476,000					1,510,181	450,000	60,000	186,000			231,000	15,000
Share-Based Compensation Arrangements By Share-Based Payment Award, Options, Grants In Period, Weighted Average Exercise Price														$ 0	$ 12.57		$ 9.29	$ 9.29						$ 2.24	$ 5.85	$ 7.9
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period																											15,000
Share Based Compensation Arrangement By Share Based Payment Award Expiration Period						5 years	1 year										5 years							10 years					5 years	1 year
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						3 years										3 years								3 years					3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value								$ 1,860,782	$ 2,640,820	$ 0								$ 0
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options									115,500					470,515				4,525,881
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Aggregate Intrinsic Value														629,100
Performance Option Conditions To Vest Description																					For 60,000 options, if the Company's Price/Earnings Ratio (P/E) achieves 15 times or above for any five consecutive days after the grant date, and at least one new analyst from any well-known sell side bank issues a favorable report of the Company each year in the three years after the grant date, 30,000 options will vest; if the Company's P/E achieves 18 times or above for any five consecutive days after the grant date, and at least two new analyst from any well-known sell side bank issues a favorable report of the Company each year in the three years after the grant date, 60,000 options will vest. The 60,000 options will cliff vest on the 36 month anniversary of the grant date, and will remain exercisable from the vesting date until the 60 month anniversary of the grant date. The Company estimates that it is not probable that the performance conditions of this tranche can be met thus the related grant is not expected to vest.	For 1,416,000 options, if the compound average growth rate of the Company's Non-GAAP diluted earnings per share from the year ended June 30, 2011 to the year ended June 30, 2014 (the EPS threshold) equals or exceeds 15%, but less than 20%, 944,000 options will vest; if the EPS threshold equals or exceeds 20%, but less than 25%, additional 236,000 options will vest; if the EPS threshold equals or exceeds 25%, additional 236,000 options will vest. Of the total 1,416,000 options, 283,200, 283,200 and 849,600 options will vest on the 24 month, 36 month, and 48 month anniversary of the grant date respectively. The Non-GAAP diluted earnings per share is defined as diluted net income per share adjusted to exclude amortization of discount and interest on notes payable related to the bridge loan and share based compensation costs. The options will remain exercisable from the vesting date until the 60 month anniversary of the grant date. The Company estimates that 236,000 options related to the EPS threshold equals or exceeds 25% are not expected to vest.
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition														1 year 8 months 12 days				2 years 11 months 1 day
Share-Based Compensation	1,139,368	551,966	524,076					202,125	456,628	524,076				654,318				282,924	95,338	0
Number Of Options Taken Into Consideration For Service and Performance Conditions				60,000	1,416,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value																		$ 9.15	$ 0	$ 0			$ 9.06
Targeted Net Income Thresholds In Year One																							10,000,000
Targeted Net Income Thresholds In Year Two																							11,500,000
Shares Issuable Upon Achieving Targeted Net Income Thresholds Year Two																							755,090
Shares Issuable Upon Achieving Targeted Net Income Thresholds Year One																							755,091
Fair Value Of Restricted Stock Vested During Period	$ 255,621	$ 95,335	$ 0

EMPLOYEE BENEFITS (Details Textuals) (State Pension Scheme and Central Provision Fund [Member], USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
State Pension Scheme and Central Provision Fund [Member]
Pension and Other Postretirement Benefit Expense	$ 11,980,634	$ 8,661,442	$ 6,378,917

INCOME TAX (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Income (loss) before income taxes	$ 66,926,065	$ 47,909,081	$ 35,219,424
PRC [Member]
Income (loss) before income taxes	70,490,625	49,016,069	37,710,514
Non-PRC [Member]
Income (loss) before income taxes	$ (3,564,560)	$ (1,106,988)	$ (2,491,090)

INCOME TAX (Details 1) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Current income tax expense	$ 8,828,453	$ 7,634,494	$ 8,540,774
Deferred income tax (benefit) expense	1,523,865	(1,190,527)	(877,341)
Effective income tax expense	$ 10,352,318	$ 6,443,967	$ 7,663,433

INCOME TAX (Details 2) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Income before income taxes	$ 66,926,065	$ 47,909,081	$ 35,219,424
Expected income tax expense at statutory tax rate in PRC	16,731,517	11,977,270	8,804,856
Effect of different tax rates in various jurisdictions	417,565	15,070	15,555
Effect of preferential tax treatment	(6,551,269)	(5,768,020)	(4,989,382)
Effect of income for which no income tax is chargeable	(3,705,244)	(1,792,868)	(1,394,901)
Effect of additional deductible research and development expense	(1,690,928)	(860,736)	(197,472)
Effect of non-deductible expenses	4,399,717	882,370	883,415
Under/(over) provision of income tax in previous years	(400,446)	792,662	(86,171)
Change in valuation allowance	0	149,420	63,397
Utilization of tax loss previously not recognized	0	(40,019)	0
Effect of deemed profit arisen in re-organization	0	0	1,372,299
Withholding tax on capital repayment	0	1,077,377	3,082,100
Share of net gains of equity investees	1,222,667	0	0
Others	(71,261)	11,441	109,737
Income tax expenses	$ 10,352,318	$ 6,443,967	$ 7,663,433

INCOME TAX (Details 3) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Deferred tax assets-current
Allowance for doubtful accounts	$ 2,477,942	$ 1,811,353
Inventory provision	404,846	242,891
Long-term assets	74,169	154,208
Deferred revenue	3,315,688	3,818,665
Warranty liabilities	539,189	416,429
Recognition of intangible assets	326,552	257,225
Accrued payroll	511,593	802,344
Net operating loss carry forward	700,979	684,085
Less: Valuation allowances	0	(631,775)
Total deferred tax assets-current	8,350,958	7,555,425
Deferred tax liabilities-current
Cost and estimated earnings in excess of billings	(7,590,901)	(5,533,959)
Others	(358,296)	0
Total deferred tax liabilities-current	(7,949,197)	(5,533,959)
Net deferred tax assets-current	772,061	2,021,466
Net deferred tax liabilities-current	(370,300)	0
Deferred tax assets, non-current
Long-term assets	495,865	302,998
Deferred revenue	381,596	231,030
Recognition of intangible assets	573,710	457,468
Total deferred tax assets-non-current	1,451,171	991,496
Deferred tax liabilities-non-current
Share of net gains of equity investees	(1,036,772)	0
Total deferred tax liabilities-non-current	(1,036,772)	0
Net deferred tax assets-non-current	$ 414,399	$ 991,496

INCOME TAX (Details Textual)	12 Months Ended			54 Months Ended					12 Months Ended											54 Months Ended							0 Months Ended		1 Months Ended		12 Months Ended				54 Months Ended		12 Months Ended							12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2010 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	May 18, 2011	Dec. 01, 2010	Jun. 30, 2012 Singapore [Member]	Jun. 30, 2012 Malaysia [Member]	Jun. 30, 2012 Hong Kong [Member]	Jan. 31, 2011 Gifted Time Holdings Limited [Member] USD ($)	Jan. 31, 2011 Gifted Time Holdings Limited [Member] CNY	Feb. 03, 2010 Gifted Time Holdings Limited [Member]	Feb. 02, 2010 Gifted Time Holdings Limited [Member]	Jan. 01, 2008 Gifted Time Holdings Limited [Member] USD ($)	Jan. 01, 2008 Gifted Time Holdings Limited [Member] CNY	Sep. 07, 2007 Gifted Time Holdings Limited [Member]	Feb. 03, 2010 Beijing S&T [Member]	Jun. 30, 2012 Beijing Hollysys Co., Ltd [Member]	Jan. 31, 2011 Beijing Hollysys Co., Ltd [Member]	Jun. 30, 2010 Beijing Hollysys Co., Ltd [Member] USD ($)	Jun. 30, 2010 Beijing Hollysys Co., Ltd [Member] CNY	Feb. 03, 2010 Beijing Hollysys Co., Ltd [Member]	Feb. 02, 2010 Beijing Hollysys Co., Ltd [Member] USD ($)	Feb. 01, 2010 Beijing Hollysys Co., Ltd [Member] CNY	Feb. 01, 2010 Hangzhou Hollysys Automation Co., Ltd [Member] USD ($)	Feb. 01, 2010 Hangzhou Hollysys Automation Co., Ltd [Member] CNY	Jan. 31, 2011 Hangzhou Hollysys Automation Co., Ltd [Member] USD ($)	Jan. 31, 2011 Hangzhou Hollysys Automation Co., Ltd [Member] CNY	Jun. 30, 2012 Hangzhou Hollysys Automation Co., Ltd [Member]	Jun. 30, 2011 Hangzhou Hollysys Automation Co., Ltd [Member] USD ($)	Jun. 30, 2010 Hangzhou Hollysys Automation Co., Ltd [Member] USD ($)	Jun. 30, 2010 Hangzhou Hollysys Automation Co., Ltd [Member] CNY	Jun. 30, 2012 Hangzhou Hollysys Automation Co., Ltd [Member]	Sep. 07, 2007 Hangzhou Hollysys Automation Co., Ltd [Member]	Jun. 30, 2012 Beijing Hollysys Automation Drive Co., Ltd [Member]	Dec. 31, 2011 Beijing Hollysys Automation Drive Co., Ltd [Member]	Dec. 31, 2010 Beijing Hollysys Automation Drive Co., Ltd [Member]	Dec. 31, 2009 Beijing Hollysys Automation Drive Co., Ltd [Member]	Feb. 03, 2010 Beijing Hollysys Automation Drive Co., Ltd [Member]	Jan. 31, 2011 Hollysys Group [Member] USD ($)	Jan. 31, 2011 Hollysys Group [Member] CNY	Jun. 30, 2012 People Republic Of China Subsidiaries [Member]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	25.00%			25.00%	25.00%															15.00%											15.00%				10.00%		25.00%	25.00%	0.00%	25.00%
Income Tax Rate Reconciliation Foreign Income Tax Percentage Of Exemption																																					50.00%		100.00%	100.00%
Income Tax Holiday Years																																					3 years
Income Tax Reconciliation Deductions Qualified Production Activities	$ 6,551,269	$ 5,768,020	$ 4,989,382
Equity Method Investment, Ownership Percentage			49.00%				100.00%	28.04%						40.00%	60.00%			100.00%	60.00%						40.00%											60.00%
Impact Of Tax Holidays and Concessions On Earnings Per Share Basic	$ 0.12	$ 0.11	$ 0.1
Equity Method Investment Ownership Percentage Transferred														20.00%							60.00%			40.00%																	40.00%
Dividends, Common Stock																											75,242,672	513,273,305	26,934,436	178,537,603
Dividends Payable, Current												10,773,774	71,415,041												45,147,403	307,963,983	30,098,269	205,309,322														16,160,662	107,122,562
Dividends Earnings Retained																30,821,002	210,239,304
Withheld Income Tax On Distributable Divident																													1,077,377	7,141,504		1,100,000	3,082,100	21,023,930
Withheld Income Tax Rate On Distributable Divident																																10.00%												10.00%
Fair Value Of Equity Interest Transferred For Income Tax Purpose																																	34,901,237	236,230,997
Withheld Income Tax On Gain On Disposal Of Equity Interest																																	341,052	2,326,420
Accrued Income Tax On Gain On Disposal Of Equity Interest																						1,029,224	7,020,648
Income Tax Expense Benefit For Deemed Profit On Reorganization																																	1,372,299
Undistributed Earnings of Foreign Subsidiaries	187,513,234	133,214,717		187,513,234	1,186,002,455	862,112,364
Withheld Income Tax Rate On Gain On Disposal Of Equity Interest																																	10.00%	10.00%
Effective Income Tax Rate Reconciliation Foreign Income Tax Rate Differential Prior Period																															10.00%
Effective Corporate Income Tax Rate									17.00%	25.00%	16.50%
Operating Loss Carryforwards	2,803,916			2,803,916
Operating Loss Carry Forwards Expiration Year	2017
Income Tax Expense On Gain Loss Of Business Reconstruction	$ 0	$ 0	$ 1,372,299

INCOME PER SHARE (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Numerator:
Net income attributable to Hollysys Automation Technologies Ltd	$ 56,221,847	$ 41,469,998	$ 25,704,538
Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share	55,659,765	54,564,842	51,243,667
Effect of dilutive securities
Share options	148,139	382,070	251,062
UPO	0	0	343,565
Restricted shares	20,457	2,368	0
Weighted average ordinary shares outstanding used in computing diluted income per share	55,828,361	54,949,280	51,838,294
Income per share - basic	$ 1.01	$ 0.76	$ 0.5
Income per share - diluted	$ 1.01	$ 0.75	$ 0.5

RELATED PARTY TRANSACTIONS (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Due from Related Parties	$ 16,336,558	$ 12,175,447
China Techenergy [Member]
Due from Related Parties	14,850,375	10,837,123
Shenhua Information [Member]
Due from Related Parties	1,183,660	1,333,534
Hollysys Machine [Member]
Due from Related Parties	297,622	0
Hollysys Equipment [Member]
Due from Related Parties	$ 4,901	$ 4,790

RELATED PARTY TRANSACTIONS (Details 1) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Due to Related Parties	$ 1,964,275	$ 3,338,563
Shenhua Information [Member]
Due to Related Parties	1,544,464	2,725,059
China Techenergy [Member]
Due to Related Parties	401,719	536,125
Electric Motor [Member]
Due to Related Parties	16,224	17,396
Hollysys Equipment [Member]
Due to Related Parties	1,821	1,780
Hollysys Machine [Member]
Due to Related Parties	45	0
New Huake [Member]
Due to Related Parties	$ 2	$ 58,203

RELATED PARTY TRANSACTIONS (Details 2) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Purchase Of Goods and Services With Related Party Amount	$ 72,774	$ 3,064,587	$ 5,462,744
Electric Motor [Member]
Purchase Of Goods and Services With Related Party Amount	31,729	34,085	41,757
China Techenergy [Member]
Purchase Of Goods and Services With Related Party Amount	0	0	70,368
Shenhua Information [Member]
Purchase Of Goods and Services With Related Party Amount	41,045	2,151,391	4,857,416
New Huake [Member]
Purchase Of Goods and Services With Related Party Amount	$ 0	$ 879,111	$ 493,203

RELATED PARTY TRANSACTIONS (Details 3) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Related Party Transaction, Purchases from Related Party	$ 72,774	$ 3,064,587	$ 5,462,744
Building [Member]
Related Party Transaction, Purchases from Related Party	0	3,608,675	0
Shenhua Information [Member] | Building [Member]
Related Party Transaction, Purchases from Related Party	$ 0	$ 3,608,675	$ 0

RELATED PARTY TRANSACTIONS (Details 4) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Lease Expense From Related Parties Amount	$ 0	$ 0	$ 32,069
Shenhua Information [Member]
Lease Expense From Related Parties Amount	$ 0	$ 0	$ 32,069

RELATED PARTY TRANSACTIONS (Details 5) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Sales Of Goods and Services To Related Parties Amount	$ 5,366,787	$ 4,298,063	$ 6,394,970
China Techenergy [Member]
Sales Of Goods and Services To Related Parties Amount	3,657,215	3,557,125	4,189,366
Shenhua Information [Member]
Sales Of Goods and Services To Related Parties Amount	1,411,274	727,460	2,184,844
Hollysys Machine [Member]
Sales Of Goods and Services To Related Parties Amount	296,523	0	0
Electric Motor [Member]
Sales Of Goods and Services To Related Parties Amount	1,775	13,478	11,038
Zhejiang Sanxin [Member]
Sales Of Goods and Services To Related Parties Amount	0	0	8,337
Hollysys Equipment [Member]
Sales Of Goods and Services To Related Parties Amount	$ 0	$ 0	$ 1,385

RELATED PARTY TRANSACTIONS (Details 6) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Lease Income From Related Parties Amount	$ 45,475	$ 0	$ 0
Hollysys Machine [Member]
Lease Income From Related Parties Amount	$ 45,475	$ 0	$ 0

RELATED PARTY TRANSACTIONS (Details Textual)	May 18, 2011	Dec. 01, 2010	Jun. 30, 2010	Jun. 30, 2012 Shenhua Hollysys Information Technology Co Ltd [Member] Beijing Hollysys [Member]	Jun. 30, 2012 New Huake Electronic Technology Co Ltd [Member] Beijing Hollysys [Member]	Jun. 30, 2012 China Techenergy Co Ltd [Member] Beijing Hollysys [Member]	Jun. 30, 2012 Beijing Hollysys Electric Motor Co Ltd [Member] Beijing Hollysys [Member]	Jun. 30, 2012 Zhejiang Sanxin Engineering Co Ltd [Member] Hangzhou Hollysys [Member]	Jun. 30, 2012 Hollysys Equipment Technology Co Ltd [Member] Beijing Hollysys [Member]	Jun. 30, 2012 Beijing Hollysys Machine Automation Co Ltd [Member] Hollysys Investment [Member]
Equity Method Investment, Ownership Percentage	100.00%	28.04%	49.00%	20.00%	37.50%	40.00%	40.00%	6.00%	20.00%	30.00%

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Jun. 30, 2012
2013	$ 920,563
2014	681,270
2015	486,981
2016	322,205
2017	0
Total minimum lease payments	$ 2,411,019

COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Operating Leases, Rent Expense	$ 1,570,900	$ 1,053,907	$ 1,002,666
Capital Leases, Future Minimum Payments Due	13,299,756
Restricted Cash and Cash Equivalents	5,544,273	4,115,733
Performance Guarantee [Member]
Outstanding Guarantees	40,166,821
Yizhuang Facility Construction Phase II
Capital Leases, Future Minimum Payments Due	$ 13,039,435

SEGMENT REPORTING (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Revenues from external customers	$ 321,703,932	$ 262,841,886	$ 174,089,196
Cost of Revenue	195,357,182	171,713,170	113,937,374
Gross Profit	126,346,750	91,128,716	60,151,822
Industrial Property [Member]
Revenues from external customers	190,251,683	142,323,167	106,665,862
Cost of Revenue	120,646,668	92,080,943	67,731,823
Gross Profit	69,605,015	50,242,224	38,934,039
Railroad Transportation Equipment [Member]
Revenues from external customers	100,946,417	116,492,723	62,444,732
Cost of Revenue	51,682,038	76,645,781	41,097,636
Gross Profit	49,264,379	39,846,942	21,347,096
Miscellaneous [Member]
Revenues from external customers	30,505,832	4,025,996	4,978,602
Cost of Revenue	23,028,476	2,986,446	5,107,915
Gross Profit	$ 7,477,356	$ 1,039,550	$ (129,313)

SEGMENT REPORTING (Details 1) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Revenues	$ 321,703,932	$ 262,841,886	$ 174,089,196
PRC [Member]
Revenues	297,154,293	262,212,528	173,533,701
Non-PRC (including Hong Kong) [Member]
Revenues	$ 24,549,639	$ 629,358	$ 555,495

SEGMENT REPORTING (Details 2) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Long-lived assets other than goodwill	$ 87,079,260	$ 78,324,344
PRC [Member]
Long-lived assets other than goodwill	85,990,556	78,314,521
Non-PRC (including Hong Kong) [Member]
Long-lived assets other than goodwill	$ 1,088,704	$ 9,823

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) (USD $)	Jun. 30, 2012	Jul. 01, 2011	Jun. 30, 2011	Jun. 30, 2010	Jul. 01, 2009
ASSETS
Prepaid expenses	$ 876,363		$ 1,018,841
Total current assets	437,672,433		362,411,956
Total assets	552,754,975		458,583,944
LIABILITIES AND STOCKHOLDERS EQUITY
Accrued liabilities	7,746,036		5,692,209
Total current liabilities	188,828,622		161,038,804
Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized 54,692,129 and 55,998,917 shares issued and outstanding as of June 30, 2011 and 2012, respectively	55,999		54,693
Additional paid-in capital	151,305,146		140,373,585
Retained earnings	130,934,342		74,741,788
Accumulated other comprehensive income	32,714,556		26,825,812
Total equity	339,284,979	265,868,275	265,868,275	213,471,590	196,019,134
Total liabilities and equity	552,754,975		458,583,944
Hollysys Automation Technologies Ltd [Member]
ASSETS
Amounts due from subsidiaries	109,290,207		55,146,317
Prepaid expenses	71,150		50,712
Total current assets	109,361,357		55,197,029
Advance payment for acquisition of a subsidiary	0		16,856,148
Investments in subsidiaries	229,258,171		193,809,983
Total assets	338,619,528		265,863,160
LIABILITIES AND STOCKHOLDERS EQUITY
Accrued payroll and related expense	39,000		43,984
Accrued liabilities	479,413		761,519
Total current liabilities	518,413		805,503
Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized 54,692,129 and 55,998,917 shares issued and outstanding as of June 30, 2011 and 2012, respectively	55,999		54,693
Additional paid-in capital	178,060,482		167,128,921
Retained earnings	127,270,078		71,048,231
Accumulated other comprehensive income	32,714,556		26,825,812
Total equity	338,101,115		265,057,657
Total liabilities and equity	$ 338,619,528		$ 265,863,160

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 1) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
General and administrative expenses	$ 26,025,459	$ 16,671,448	$ 13,914,091
Loss from operations	65,438,184	44,690,766	32,547,400
Income tax expenses	10,352,318	6,443,967	7,663,433
Net income	56,221,847	41,469,998	25,704,538
Other comprehensive income, net of tax
Foreign currency translation adjustments	5,910,090	9,308,905	1,219,809
Comprehensive income	62,483,837	50,774,019	28,775,800
Hollysys Automation Technologies Ltd [Member]
General and administrative expenses	2,805,380	1,962,495	2,289,941
Loss from operations	(2,805,380)	(1,962,495)	(2,289,941)
Equity in profit of subsidiaries	59,027,227	43,432,493	27,994,479
Income before income taxes	56,221,847	41,469,998	25,704,538
Income tax expenses	0	0	0
Net income	56,221,847	41,469,998	25,704,538
Other comprehensive income, net of tax
Foreign currency translation adjustments	5,888,744	9,273,152	(656,488)
Comprehensive income	$ 62,110,591	$ 50,743,150	$ 25,048,050

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 2) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Net cash used in operating activities, representing net decrease in cash and cash equivalents	$ 57,179,212	$ (1,793,491)	$ 30,145,816
Cash and cash equivalents, beginning of year	90,669,059	119,501,945	128,882,666
Cash and cash equivalents, end of year	96,332,962	90,669,059	119,501,945
Hollysys Automation Technologies Ltd [Member]
Net cash used in operating activities, representing net decrease in cash and cash equivalents	0	0	(70,942)
Cash and cash equivalents, beginning of year	0	0	70,942
Cash and cash equivalents, end of year	$ 0	$ 0	$ 0

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details Textual)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2012 Hollysys Automation Technologies [Member] USD ($)	Jun. 30, 2012 Hollysys Automation Technologies [Member] CNY	Jun. 30, 2011 Hollysys Automation Technologies [Member] USD ($)	Jun. 30, 2011 Hollysys Automation Technologies [Member] CNY
Common Stock, Par Or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001		$ 0.001
Common Stock, Shares Authorized	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Common Stock, Shares, Issued	55,998,917	54,692,129	54,692,129	54,692,129	55,998,917	55,998,917
Common Stock, Shares, Outstanding	55,998,917	54,692,129	54,692,129	54,692,129	55,998,917	55,998,917
Amount Restricted To Transfer From Subsidiary To Parent			$ 204,375,578	1,292,655,096	$ 199,713,970	1,292,468,929